UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Semiannual Report
Franklin Universal
Trust
February 28, 2025
Not FDIC Insured No Bank Guarantee May Lose Value

Distribution Policy : The Fund’s Board of Trustees (the “Board”) has authorized a distribution policy (the “Distribution Policy”). Under the Distribution Policy, the Fund pays monthly distributions and seeks to maintain a relatively stable level of distributions to shareholders. With each distribution, the Fund will issue a notice to its shareholders and an accompanying press release that provides estimates regarding the amount and composition of the distribution. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of distributions or from the terms of the Fund’s Distribution Policy. The Board may amend or terminate the Distribution Policy at any time without prior notice to shareholders; however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Distribution Policy.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Financial Highlights and Schedule of Investments 5
Financial Statements 26
Notes to Financial Statements 30
Important Information to Shareholders 40
Annual Meeting of Shareholders 41
Dividend Reinvestment and Cash Purchase Plan 42
Shareholder Information 44
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin Universal Trust
Dear Shareholder,
This semiannual report for Franklin Universal Trust covers
the period ended February 28, 2025.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation. We invest primarily in
two asset classes: high-yield bonds and utility stocks. Within the high-yield portion of the portfolio, we use fundamental
research to invest in a diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies
with attractive dividend yields and with a history of increasing their dividends.
Performance Overview
For the six months under review, the Fund’s cumulative total returns were +4.00% based on net asset value and +8.52%
based on market price. For comparison, the ICE Bofa US
High Yield Constrained Index, which tracks the performance
of U.S. dollar-denominated below investment-grade
corporate debt publicly issues in the U.S. domestic market,
posted a +3.87% cumulative total return
1
. Utilities stocks,
as measured by the Standard & Poor’s
®
(S&P
®
) 500 Utilities
Index, which consists of all utility stocks in the S&P 500
®
Index, posted a +5.42% cumulative total return for the same
period.
1
You can find the Fund’s long-term performance data
in the Performance Summary on page 3 .
The Fund has a policy of seeking to maintain a relatively
stable level of distributions to shareholders. This policy
has no impact on the Fund’s investment strategy and may
reduce the Fund’s net asset value. The Fund’s investment
manager believes the policy helps maintain the Fund’s
competitiveness and may benefit the Fund’s market price
and premium/discount to the Fund’s net asset value.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Effective September 30, 2024, Patricia O’Connor was added
as a Portfolio Manager of the Fund.
Thank you for your continued participation in Franklin
Universal Trust. We look forward to serving your future
investment needs.
Sincerely,
Glenn Voyles, CFA
Jonathan G. Belk, CFA
Patricia O’Connor, CFA
Portfolio Management Team
Portfolio Composition
2/28/25
% of Total
Investments
Corporate Bonds 60.7%
Common Stocks 35.4%
Marketplace Loans 1.2%
Other
*
0.5%
Short-Term Investments 2.2%
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
2/28/25
Issuer
% of Total
Net Assets
a a
NextEra Energy, Inc. 3.9%
Sempra 3.1%
Entergy Corp. 2.5%
Alliant Energy Corp. 2.5%
Evergy, Inc. 2.4%
Duke Energy Corp. 2.3%
Southern Co. (The) 2.2%
CMS Energy Corp. 2.1%
CenterPoint Energy, Inc. 2.0%
DTE Energy Co. 1.9%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
6
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2025
Franklin Universal Trust

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. Total return also does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares at the opening of the first business day and sale on the closing of the last business day of each period. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/25

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return

Based on
NAV
3
Based on
market price
4
Based on
NAV

Based on
market price
4
6-Month +4.00% +8.52% +4.00% +8.52%
1-Year +18.88% +26.50% +18.88% +26.50%
5-Year +34.77% +49.99% +6.15% +8.45%
10-Year +82.37% +100.04% +6.19% +7.18%
See page 4 for Performance Summary footnotes.

Franklin Universal Trust
Performance Summary

franklintempleton.com
Semiannual Report
Share Prices
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determi-
native factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Symbol: FT 2/28/25 8/31/24 Change
Net Asset Value (NAV) $8.27 $8.20 +$0.07
Market Price (NYSE) $7.64 $7.28 +$0.36
Distributions Per Share
(9/1/24–2/28/25)
Net Investment
Income
$0.2550

Franklin Universal Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.20 $7.36 $8.08 $8.92 $8.12 $8.57
Income from investment operations:
Net investment income
a
............. 0.18 0.33 0.43 0.41 0.38 0.41
Net realized and unrealized gains (losses) 0.15 1.02 (0.58) (0.70) 0.85 (0.48)
Total from investment operations ........ 0.33 1.35 (0.15) (0.29) 1.23 (0.07)
Less distributions from:
Net investment income .............. (0.26) (0.30) (0.31) (0.51) (0.43) (0.38)
Net realized gains ................. — — (0.05) (0.04) — (—)
b
Tax return of capital ................ — (0.21) (0.21) — — —
Total distributions ................... (0.26) (0.51) (0.57) (0.55) (0.43) (0.38)
Net asset value, end of period .......... $8.27 $8.20 $7.36 $8.08 $8.92 $8.12
Market value, end of period
c
........... $7.64 $7.28 $6.76 $8.00 $8.59 $7.00
Total return (based on net asset value per
share)
d
........................... 4.00% 19.18% (1.81)% (3.41)% 15.33% (0.67)%
Total return (based on market value per
share)
d
........................... 8.52% 16.20% (8.24)% (0.36)% 29.55% 0.25%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 3.01% 3.32% 2.78% 2.57% 2.50% 2.49%
Expenses net of waiver and payments by
affiliates .......................... 3.00% 3.31% 2.77%
f
2.57%
f,g
2.50%
f,g
2.49%
f,g
Net investment income ............... 4.39% 4.36% 5.66% 4.85% 4.38% 5.01%
Supplemental data
Net assets , end of period (000’s) ........ $207,817 $206,193 $184,859 $203,053 $224,246 $204,094
Portfolio turnover rate ................ 9.67% 21.79% 17.73% 22.29% 36.58% 35.26%
Total credit facility outstanding at end of
period (000’s) ...................... $60,000 $60,000 $— $— $— $—
Total debt outstanding at end of period
(000's) ........................... $— $— $65,000 $65,000 $65,000 $65,000
Asset coverage per $1,000 of debt ...... $4,464 $4,437 $3,844 $4,124 $4,450 $4,140
Average amount of senior fixed rate Notes
per share during the period ............ $— $0.11 $2.59 $2.59 $2.59 $2.59
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Universal Trust
Schedule of Investments (unaudited), February 28, 2025
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 45.1%
Electric Utilities 25.2%
Alliant Energy Corp. ................................. United States 80,000 $ 5,162,400
American Electric Power Co., Inc. ....................... United States 36,000 3,817,800
Constellation Energy Corp. ............................ United States 10,000 2,505,450
Duke Energy Corp. .................................. United States 40,000 4,699,600
Edison International ................................. United States 36,000 1,959,840
Entergy Corp. ...................................... United States 60,000 5,238,600
Evergy, Inc. ........................................ United States 72,000 4,961,520
Exelon Corp. ....................................... United States 65,000 2,873,000
FirstEnergy Corp. ................................... United States 50,000 1,938,500
NextEra Energy, Inc. ................................. United States 115,000 8,069,550
Pinnacle West Capital Corp. ........................... United States 20,000 1,850,800
PPL Corp. ......................................... United States 24,500 862,645
Southern Co. (The) .................................. United States 50,000 4,489,500
Xcel Energy, Inc. .................................... United States 55,000 3,965,500
52,394,705
Metals & Mining 2.3%
BHP Group Ltd. , ADR ................................ Australia 25,185 1,220,969
Freeport-McMoRan, Inc. .............................. United States 40,380 1,490,426
Newmont Corp. ..................................... United States 26,000 1,113,840
Rio Tinto plc , ADR ................................... Australia 15,000 908,400
South32 Ltd. , ADR .................................. Australia 10,074 111,519
4,845,154
Multi-Utilities 15.9%
CenterPoint Energy, Inc. .............................. United States 122,800 4,221,864
CMS Energy Corp. .................................. United States 60,000 4,383,000
Consolidated Edison, Inc. ............................. United States 20,000 2,030,400
Dominion Energy, Inc. ................................ United States 65,000 3,680,300
DTE Energy Co. .................................... United States 30,000 4,011,000
NiSource, Inc. ...................................... United States 60,000 2,448,600
Public Service Enterprise Group, Inc. .................... United States 45,000 3,651,750
Sempra ........................................... United States 90,000 6,441,300
WEC Energy Group, Inc. .............................. United States 20,000 2,133,800
33,002,014
Oil, Gas & Consumable Fuels 1.5%
a
Amplify Energy Corp. ................................ United States 245 1,188
Birch Permian Holdings, Inc. ........................... United States 32,490 210,048
California Resources Corp. ............................ United States 47 2,097
DT Midstream, Inc. .................................. United States 10,000 960,900
Enbridge, Inc. ...................................... Canada 39,360 1,681,853
Expand Energy Corp. ................................ United States 1,985 196,277
Woodside Energy Group Ltd. , ADR ...................... Australia 9,101 139,700
3,192,063
Pharmaceuticals 0.2%
a
Endo, Inc. ......................................... United States 11,375 327,486
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 369 7,011
Total Common Stocks (Cost $ 34,566,661 ) ....................................
93,768,433

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.1%
Boeing Co. (The) , 6% ................................ United States 3,000 $ 179,640
Total Convertible Preferred Stocks (Cost $ 150,000 ) ............................
179,640
Preferred Stocks 0.2%
Electric Utilities 0.2%
SCE Trust II , 5.1% .................................. United States 27,500 506,550
Total Preferred Stocks (Cost $ 598,125 ) .......................................
506,550
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
Expand Energy Corp. , 2/09/26 ......................... United States 215 17,643
Total Warrants (Cost $ 18,168 ) ...............................................
17,643
Principal
Amount
*
Corporate Bonds 77.4%
Aerospace & Defense 1.2%
c
Bombardier, Inc. , Senior Note , 144A, 7%, 6/01/32 ........... Canada 675,000 685,176
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5%, 2/15/32 ............................... Italy 1,050,000 1,043,212
c
TransDigm, Inc. , Senior Secured Note , 144A, 6%, 1/15/33 ..... United States 825,000 817,485
2,545,873
Automobile Components 2.3%
c
Adient Global Holdings Ltd. ,
d
Senior Note , 144A, 8.25%, 4/15/31 .................... United States 300,000 308,912
Senior Note , 144A, 7.5%, 2/15/33 ..................... United States 150,000 150,189
d
Senior Secured Note , 144A, 7%, 4/15/28 ................ United States 400,000 408,451
c
Allison Transmission, Inc. ,
Senior Bond , 144A, 3.75%, 1/30/31 .................... United States 300,000 269,878
Senior Note , 144A, 4.75%, 10/01/27 ................... United States 600,000 589,239
c ,d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625%,
10/15/29 ........................................ United States 1,400,000 1,116,704
c ,e
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75%, 11/15/30 ......... Germany 400,000 403,165
Senior Secured Note , 144A, PIK, 8%, 11/15/32 ........... Germany 900,000 910,296
c ,d
ZF North America Capital, Inc. , Senior Note , 144A, 6.75%,
4/23/30 ......................................... Germany 700,000 688,836
4,845,670
Automobiles 0.5%
c ,d
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5%,
7/15/29 ......................................... United Kingdom 1,100,000 1,079,818
Biotechnology 0.6%
c
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875%, 8/15/28 United States 900,000 723,504
c
Grifols SA , Senior Note , 144A, 4.75%, 10/15/28 ............ Spain 600,000 567,736
1,291,240
Broadline Retail 0.3%
c
Wayfair LLC , Senior Secured Note , 144A, 7.25%, 10/31/29 .... United States 700,000 712,681
Building Products 2.5%
c ,d
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375%,
6/15/30 ......................................... United States 500,000 506,871

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
c
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125%,
1/15/29 ......................................... United States 300,000 $ 232,197
c ,d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625%, 12/15/30 ........................ United States 900,000 911,630
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75%, 4/01/32 .............. United States 500,000 509,858
c
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75%, 3/01/33 .................... United States 150,000 152,378
Senior Secured Note , 144A, 6.375%, 3/01/32 ............ United States 300,000 304,541
c ,d
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875%, 11/15/31 .................................. United States 1,200,000 1,289,588
c
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5%,
8/15/32 ......................................... United States 600,000 608,075
c
Standard Industries, Inc. ,
d
Senior Bond , 144A, 4.75%, 1/15/28 .................... United States 500,000 489,165
Senior Bond , 144A, 4.375%, 7/15/30 ................... United States 100,000 93,498
5,097,801
Capital Markets 0.7%
c
Jane Street Group / JSG Finance, Inc. ,
d
Senior Secured Note , 144A, 4.5%, 11/15/29 ............. United States 500,000 473,493
Senior Secured Note , 144A, 6.125%, 11/01/32 ........... United States 500,000 502,295
c ,d
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875%, 3/01/31 United States 500,000 527,866
1,503,654
Chemicals 3.2%
b ,c ,e ,f
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10%, 8/15/26 ........................ United States 257,209 —
c
Avient Corp. , Senior Note , 144A, 6.25%, 11/01/31 ........... United States 300,000 301,036
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99%,
2/20/32 ......................................... Mexico 300,000 233,431
c
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375%,
10/03/31 ........................................ Germany 500,000 525,275
c
Consolidated Energy Finance SA , Senior Note , 144A, 5.625%,
10/15/28 ........................................ Switzerland 600,000 521,910
c
Element Solutions, Inc. , Senior Note , 144A, 3.875%, 9/01/28 ... United States 200,000 190,301
c ,d
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125%, 4/01/26 . United States 1,500,000 1,399,772
c ,d
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9%, 7/01/28 ................................. United States 1,000,000 1,012,712
c ,e
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25%, 11/01/26 United States 231,525 200,692
c ,d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25%, 9/01/29 United States 1,200,000 1,274,251
c
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25%, 4/01/25 ................................... United States 33,000 33,005
c ,d
Vibrantz Technologies, Inc. , Senior Note , 144A, 9%, 2/15/30 ... United States 1,000,000 902,976
6,595,361
Commercial Services & Supplies 2.6%
c ,d
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875%, 2/15/31 ................................... United States 1,200,000 1,238,515
c ,d
Enviri Corp. , Senior Note , 144A, 5.75%, 7/31/27 ............ United States 500,000 485,237
c ,d
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375%, 8/31/27 ............. United States 600,000 570,698
c ,d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5%,
8/01/29 ......................................... United States 1,125,000 1,154,527
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5%,
11/30/30 ........................................ United States 225,000 244,967
c ,d
VM Consolidated, Inc. , Senior Note , 144A, 5.5%, 4/15/29 ..... United States 800,000 782,727
c
Waste Pro USA, Inc. , Senior Note , 144A, 7%, 2/01/33 ........ United States 200,000 202,999

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
c ,d
Wrangler Holdco Corp. , Senior Note , 144A, 6.625%, 4/01/32 ... Canada 700,000 $ 717,322
5,396,992
Communications Equipment 0.7%
c
CommScope LLC , Senior Note , 144A, 7.125%, 7/01/28 ....... United States 1,600,000 1,519,158
Construction & Engineering 0.2%
c
Arcosa, Inc. ,
d
Senior Note , 144A, 4.375%, 4/15/29 ................... United States 300,000 284,131
Senior Note , 144A, 6.875%, 8/15/32 ................... United States 100,000 102,444
386,575
Consumer Finance 2.3%
c
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25%, 4/01/29 ............. United States 600,000 639,414
Senior Secured Note , 144A, 8.5%, 5/15/30 .............. United States 400,000 421,238
c ,d
FirstCash, Inc. , Senior Note , 144A, 6.875%, 3/01/32 ......... United States 1,100,000 1,125,522
c
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 6.4%, 3/26/29 ..................... United Kingdom 100,000 103,649
Senior Note , 144A, 6.5%, 3/26/31 ..................... United Kingdom 200,000 209,057
OneMain Finance Corp. ,
Senior Bond , 5.375%, 11/15/29 ....................... United States 500,000 488,935
d
Senior Note , 9%, 1/15/29 ........................... United States 900,000 951,015
c ,d
PROG Holdings, Inc. , Senior Note , 144A, 6%, 11/15/29 ....... United States 900,000 859,508
4,798,338
Consumer Staples Distribution & Retail 0.3%
c ,d
US Foods, Inc. , Senior Note , 144A, 6.875%, 9/15/28 ......... United States 700,000 726,393
Containers & Packaging 1.9%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25%, 8/15/27 ..................... United States 600,000 306,960
c
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6%, 9/15/28 .... Canada 200,000 199,718
c ,d
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25%, 4/15/27 ................................... United States 1,500,000 1,523,715
c
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group
Issuer, Inc. , Senior Secured Note , 144A, 4.375%, 10/15/28 ... United States 300,000 301,775
c ,d
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group
Issuer LLC , Senior Secured Note , 144A, 4%, 10/15/27 ...... United States 1,200,000 1,203,479
c ,d
Trivium Packaging Finance BV , Senior Note , 144A, 8.5%, 8/15/27 Netherlands 500,000 499,614
4,035,261
Distributors 0.6%
c
Gates Corp. , Senior Note , 144A, 6.875%, 7/01/29 ........... United States 400,000 410,951
c ,d
Ritchie Bros Holdings, Inc. ,
Senior Note , 144A, 7.75%, 3/15/31 .................... Canada 500,000 526,799
Senior Secured Note , 144A, 6.75%, 3/15/28 ............. Canada 300,000 308,048
1,245,798
Diversified Consumer Services 0.4%
Grand Canyon University , Secured Note , 5.125%, 10/01/28 ....
United States 800,000 759,360
Diversified REITs 1.1%
c ,d
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75%, 12/15/27 ................. United States 800,000 757,149
c ,d
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5%, 9/30/28 ............. United States 900,000 857,241

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
c ,d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75%, 2/15/27 ................................... United States 700,000 $ 684,496
2,298,886
Diversified Telecommunication Services 2.1%
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
d
Senior Bond , 144A, 5.375%, 6/01/29 ................... United States 500,000 486,654
d
Senior Bond , 144A, 4.5%, 8/15/30 ..................... United States 1,700,000 1,556,867
Senior Bond , 144A, 4.25%, 2/01/31 .................... United States 200,000 179,580
c
Iliad Holding SASU ,
d
Senior Secured Note , 144A, 7%, 10/15/28 ............... France 800,000 814,790
Senior Secured Note , 144A, 7%, 4/15/32 ................ France 425,000 429,692
c ,d
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5%, 8/15/30 .................................... United Kingdom 1,100,000 979,412
4,446,995
Electric Utilities 1.8%
c ,d
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375%, 2/15/32 .................... United Kingdom 1,500,000 1,488,323
c ,d
NRG Energy, Inc. , Senior Note , 144A, 5.75%, 7/15/29 ........ United States 800,000 793,894
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 5.625%, 2/15/27 ................... United States 500,000 500,398
d
Senior Note , 144A, 4.375%, 5/01/29 ................... United States 400,000 382,121
Senior Note , 144A, 7.75%, 10/15/31 ................... United States 100,000 105,662
Senior Note , 144A, 6.875%, 4/15/32 ................... United States 400,000 413,076
3,683,474
Electrical Equipment 0.8%
d
Regal Rexnord Corp. ,
Senior Note , 6.3%, 2/15/30 .......................... United States 500,000 521,167
Senior Note , 6.4%, 4/15/33 .......................... United States 400,000 416,079
c ,d
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125%,
11/15/28 ........................................ United States 800,000 769,658
1,706,904
Electronic Equipment, Instruments & Components 0.4%
c ,d
TTM Technologies, Inc. , Senior Note , 144A, 4%, 3/01/29 ...... United States 500,000 468,881
c
Zebra Technologies Corp. , Senior Note , 144A, 6.5%, 6/01/32 .. United States 300,000 305,169
774,050
Energy Equipment & Services 1.8%
c
Enerflex Ltd. , Senior Secured Note , 144A, 9%, 10/15/27 ...... Canada 160,000 166,969
c ,d
Kodiak Gas Services LLC , Senior Note , 144A, 7.25%, 2/15/29 .. United States 700,000 723,684
c
Nabors Industries, Inc. ,
Senior Note , 144A, 9.125%, 1/31/30 ................... United States 300,000 305,274
Senior Note , 144A, 8.875%, 8/15/31 ................... United States 1,000,000 900,918
Oceaneering International, Inc. , Senior Note , 6%, 2/01/28 .....
United States 300,000 297,521
c
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375%, 2/01/28 ................................... United States 90,476 92,505
Transocean, Inc. ,
Senior Bond , 6.8%, 3/15/38 .......................... United States 100,000 78,499
c
Senior Note , 144A, 8.25%, 5/15/29 .................... United States 100,000 98,699
c
Senior Secured Note , 144A, 8.75%, 2/15/30 ............. United States 640,000 668,454
c ,d
Weatherford International Ltd. , Senior Note , 144A, 8.625%,
4/30/30 ......................................... United States 500,000 516,572
3,849,095

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.4%
c ,d
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125%,
5/01/29 ......................................... France 800,000 $ 834,386
Financial Services 3.6%
c
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 9.25%, 2/01/29 .................... United States 300,000 313,393
Senior Note , 144A, 8.375%, 4/01/32 ................... United States 350,000 350,233
c
GGAM Finance Ltd. ,
Senior Note , 144A, 8%, 2/15/27 ...................... Ireland 200,000 206,997
Senior Note , 144A, 8%, 6/15/28 ...................... Ireland 700,000 740,022
c
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 6%, 8/15/26 ...................... United States 500,000 499,396
Senior Note , 144A, 9.5%, 2/15/29 ..................... United States 1,400,000 1,497,105
c ,d
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75%,
11/15/31 ........................................ United States 1,100,000 1,071,996
c ,d
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875%, 11/01/29 .................................. United States 1,500,000 1,457,306
c
PRA Group, Inc. ,
d
Senior Note , 144A, 8.375%, 2/01/28 ................... United States 600,000 621,751
Senior Note , 144A, 5%, 10/01/29 ..................... United States 300,000 280,176
Senior Note , 144A, 8.875%, 1/31/30 ................... United States 400,000 421,578
7,459,953
Food Products 1.1%
c ,e
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75%, 10/01/29 United States 600,000 639,054
c
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note , 144A, 7.625%, 7/01/29 ................... United States 200,000 209,014
d
Senior Secured Note , 144A, 4.625%, 11/15/28 ........... United States 800,000 781,059
c
Darling Ingredients, Inc. , Senior Note , 144A, 6%, 6/15/30 ..... United States 200,000 200,690
c ,d
Post Holdings, Inc. , Senior Bond , 144A, 4.625%, 4/15/30 ..... United States 400,000 375,512
2,205,329
Ground Transportation 1.5%
c
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. , Senior
Note , 144A, 8.25%, 1/15/30 .......................... United States 1,025,000 1,044,692
c ,d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4%, 7/31/29 ..................... United States 900,000 844,290
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125%, 8/01/32 ................................... United States 500,000 515,327
c ,d
XPO, Inc. , Senior Note , 144A, 7.125%, 2/01/32 ............. United States 700,000 727,565
3,131,874
Health Care Equipment & Supplies 0.6%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375%,
10/01/28 ........................................ United States 400,000 417,500
c ,d
Medline Borrower LP , Senior Note , 144A, 5.25%, 10/01/29 .... United States 500,000 485,092
c ,d
Neogen Food Safety Corp. , Senior Note , 144A, 8.625%, 7/20/30 United States 400,000 425,221
1,327,813
Health Care Providers & Services 2.7%
d
Centene Corp. , Senior Bond , 2.5%, 3/01/31 ............... United States 500,000 422,624
c
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.125%, 4/01/30 .................. United States 500,000 326,580
Senior Secured Note , 144A, 6%, 1/15/29 ................ United States 300,000 271,442
Senior Secured Note , 144A, 10.875%, 1/15/32 ........... United States 500,000 512,110
c
DaVita, Inc. ,
d
Senior Note , 144A, 4.625%, 6/01/30 ................... United States 1,200,000 1,113,780
Senior Note , 144A, 6.875%, 9/01/32 ................... United States 200,000 203,312

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
c ,d
Kedrion SpA , Senior Secured Note , 144A, 6.5%, 9/01/29 ...... Italy 1,000,000 $ 952,440
c
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75%, 12/31/30 ............ United States 90,027 66,445
e
Senior Secured Note , 144A, PIK, 11.5%, 12/31/30 ......... United States 137,786 124,583
e
Senior Secured Note , 144A, PIK, 6.75%, 3/31/31 ......... United States 772,185 471,813
d
Tenet Healthcare Corp. ,
Senior Secured Note , 6.125%, 6/15/30 ................. United States 700,000 702,294
Senior Secured Note , 6.75%, 5/15/31 .................. United States 500,000 510,498
5,677,921
Health Care REITs 0.4%
c
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5%, 2/15/32 .................... United States 750,000 770,169
Hotel & Resort REITs 1.1%
c
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375%, 10/15/29 .................................. United States 700,000 703,017
c ,d
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25%, 7/15/28 .................... United States 300,000 311,125
Senior Note , 144A, 6.5%, 4/01/32 ..................... United States 1,100,000 1,115,001
c
XHR LP , Senior Note , 144A, 6.625%, 5/15/30 .............. United States 200,000 203,022
2,332,165
Hotels, Restaurants & Leisure 5.1%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4%, 10/15/30 ..................................... Canada 400,000 365,075
b ,c ,f
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8%, 6/01/22 United States 1,800,000 —
c
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875%, 4/30/29 .............................. Czech Republic 800,000 837,500
c ,d
Caesars Entertainment, Inc. ,
Senior Secured Note , 144A, 7%, 2/15/30 ................ United States 300,000 309,216
Senior Secured Note , 144A, 6.5%, 2/15/32 .............. United States 800,000 811,944
c ,d
Carnival Corp. ,
Senior Note , 144A, 7.625%, 3/01/26 ................... United States 200,000 200,464
Senior Note , 144A, 5.75%, 3/01/27 .................... United States 1,500,000 1,504,772
c ,d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75%, 1/15/30 ................. United States 1,300,000 1,209,766
c
Great Canadian Gaming Corp. , Senior Secured Note , 144A,
8.75%, 11/15/29 ................................... Canada 900,000 948,694
c
NCL Corp. Ltd. ,
Senior Note , 144A, 5.875%, 3/15/26 ................... United States 46,000 46,043
Senior Note , 144A, 6.75%, 2/01/32 .................... United States 500,000 511,420
c
Royal Caribbean Cruises Ltd. ,
d
Senior Note , 144A, 5.5%, 8/31/26 ..................... United States 500,000 504,099
Senior Note , 144A, 6.25%, 3/15/32 .................... United States 300,000 306,245
Senior Note , 144A, 6%, 2/01/33 ...................... United States 500,000 505,945
c
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
/ Canada's Wonderland Co. , Senior Secured Note , 144A,
6.625%, 5/01/32 ................................... United States 400,000 410,044
c ,d
Station Casinos LLC , Senior Note , 144A, 4.5%, 2/15/28 ...... United States 400,000 386,710
c
Viking Cruises Ltd. ,
Senior Note , 144A, 5.875%, 9/15/27 ................... United States 300,000 299,837
d
Senior Note , 144A, 7%, 2/15/29 ...................... United States 600,000 606,827
c ,d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125%, 2/15/31 ......................... United States 800,000 842,544
10,607,145

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 2.1%
c ,d
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 4.625%, 8/01/29 ......................... United States 1,200,000 $ 1,123,989
c ,d
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25%, 8/15/28 United States 500,000 525,935
c ,d
LGI Homes, Inc. , Senior Note , 144A, 8.75%, 12/15/28 ........ United States 800,000 845,842
M/I Homes, Inc. , Senior Note , 3.95%, 2/15/30 ..............
United States 600,000 553,004
c ,d
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875%, 9/15/28 .............................. United States 1,300,000 1,246,223
4,294,993
Household Products 0.2%
c
Energizer Holdings, Inc. , Senior Note , 144A, 4.375%, 3/31/29 .. United States 400,000 374,930
Independent Power and Renewable Electricity Producers 1.2%
c ,d
Calpine Corp. , Senior Note , 144A, 4.625%, 2/01/29 .......... United States 700,000 671,365
c
Clearway Energy Operating LLC ,
d
Senior Bond , 144A, 3.75%, 1/15/32 .................... United States 400,000 347,898
Senior Note , 144A, 4.75%, 3/15/28 .................... United States 400,000 388,850
Senior Note , 144A, 3.75%, 2/15/31 .................... United States 300,000 267,266
c
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25%, 7/01/29 ................................... United States 1,000,000 910,551
2,585,930
Insurance 1.7%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5%, 6/15/29 ..................... United States 400,000 420,864
Senior Secured Note , 144A, 7.5%, 11/06/30 ............. United States 400,000 413,196
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75%, 10/15/27 ................... United States 800,000 798,407
Senior Secured Note , 144A, 7%, 1/15/31 ................ United States 500,000 510,070
Jones Deslauriers Insurance Management, Inc. ,
c
Senior Note , 144A, 10.5%, 12/15/30 ................... Canada 1,200,000 1,299,641
3,442,178
Interactive Media & Services 0.2%
c
Snap, Inc. , Senior Note , 144A, 6.875%, 3/01/33 ............ United States 350,000 354,600
IT Services 1.3%
c ,d
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875%,
9/15/27 ......................................... United States 500,000 475,971
c ,d
Cogent Communications Group, Inc. / Cogent Communications
Finance, Inc. , Senior Note , 144A, 7%, 6/15/27 ............ United States 700,000 705,554
c ,d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5%,
6/01/31 ......................................... United States 600,000 621,753
c
Gartner, Inc. ,
d
Senior Note , 144A, 4.5%, 7/01/28 ..................... United States 500,000 489,396
Senior Note , 144A, 3.625%, 6/15/29 ................... United States 200,000 188,330
d
Senior Note , 144A, 3.75%, 10/01/30 ................... United States 300,000 278,670
2,759,674
Life Sciences Tools & Services 0.3%
c ,d
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5%, 7/01/30 United States 700,000 703,711
Machinery 1.9%
c ,d
ATS Corp. , Senior Note , 144A, 4.125%, 12/15/28 ........... Canada 1,300,000 1,220,647
c ,d
Calderys Financing LLC , Senior Secured Note , 144A, 11.25%,
6/01/28 ......................................... France 800,000 854,181
c ,d
ESAB Corp. , Senior Note , 144A, 6.25%, 4/15/29 ............ United States 600,000 610,357
d
Hillenbrand, Inc. , Senior Note , 6.25%, 2/15/29 .............. United States 600,000 608,651
c
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9.25%, 10/01/31 United States 350,000 367,938

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery (continued)
c
Terex Corp. , Senior Note , 144A, 6.25%, 10/15/32 ........... United States 300,000 $ 298,329
3,960,103
Media 2.9%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75%, 4/15/28 .................... United States 300,000 278,869
d
Senior Note , 144A, 7.5%, 6/01/29 ..................... United States 500,000 443,730
d
Senior Secured Note , 144A, 5.125%, 8/15/27 ............ United States 400,000 391,434
d
Senior Secured Note , 144A, 9%, 9/15/28 ................ United States 500,000 527,053
c
CSC Holdings LLC ,
Senior Bond , 144A, 3.375%, 2/15/31 ................... United States 300,000 213,555
d
Senior Note , 144A, 11.25%, 5/15/28 ................... United States 700,000 681,931
Senior Note , 144A, 11.75%, 1/31/29 ................... United States 200,000 195,406
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875%, 8/15/27 .................. United States 200,000 196,988
c ,d
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375%, 9/01/31 ................................... United States 800,000 818,889
c
News Corp. , Senior Note , 144A, 3.875%, 5/15/29 ........... United States 200,000 189,288
c
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625%, 3/15/30 ................... United States 100,000 93,613
Senior Note , 144A, 5%, 8/15/27 ...................... United States 100,000 98,071
c ,d
Scripps Escrow, Inc. , Senior Note , 144A, 5.875%, 7/15/27 ..... United States 600,000 486,474
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125%, 2/15/33 ................................... United States 800,000 792,979
c ,d
Sirius XM Radio LLC , Senior Note , 144A, 4%, 7/15/28 ........ United States 600,000 564,036
5,972,316
Metals & Mining 2.2%
d
ATI, Inc. , Senior Note , 7.25%, 8/15/30 .................... United States 700,000 728,426
c
Cleveland-Cliffs, Inc. ,
d
Senior Note , 144A, 7%, 3/15/32 ...................... United States 600,000 603,297
Senior Note , 144A, 7.375%, 5/01/33 ................... United States 600,000 602,836
d
Commercial Metals Co. , Senior Bond , 3.875%, 2/15/31 ....... United States 700,000 635,281
c
Constellium SE ,
d
Senior Note , 144A, 3.75%, 4/15/29 .................... United States 600,000 553,025
Senior Note , 144A, 6.375%, 8/15/32 ................... United States 400,000 401,218
c ,d
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A,
4.375%, 4/01/31 ................................... Australia 500,000 459,068
c
Novelis Corp. ,
Senior Bond , 144A, 3.875%, 8/15/31 ................... United States 100,000 88,043
Senior Note , 144A, 3.25%, 11/15/26 ................... United States 100,000 97,083
c
Novelis, Inc. , Senior Note , 144A, 6.875%, 1/30/30 ........... United States 300,000 306,883
4,475,160
Mortgage Real Estate Investment Trusts (REITs) 0.7%
c ,d
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625%, 6/15/29 ......................... United States 1,500,000 1,397,830
Oil, Gas & Consumable Fuels 9.4%
c
Antero Resources Corp. ,
Senior Note , 144A, 7.625%, 2/01/29 ................... United States 166,000 170,672
d
Senior Note , 144A, 5.375%, 3/01/30 ................... United States 700,000 691,038
c ,d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125%, 1/15/27 ................... United States 900,000 881,270
Senior Secured Note , 144A, 9.25%, 7/15/29 ............. United States 800,000 826,000
c
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375%,
1/15/29 ......................................... United States 500,000 516,162

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c ,d
Civitas Resources, Inc. ,
Senior Note , 144A, 8.375%, 7/01/28 ................... United States 500,000 $ 520,975
Senior Note , 144A, 8.75%, 7/01/31 .................... United States 100,000 104,506
c ,d
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25%,
10/01/29 ........................................ Australia 800,000 810,250
c ,d
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A,
5%, 5/01/29 ...................................... United States 300,000 304,934
c
DT Midstream, Inc. , Senior Note , 144A, 4.125%, 6/15/29 ...... United States 300,000 284,644
c ,d
EnLink Midstream LLC , Senior Note , 144A, 6.5%, 9/01/30 ..... United States 800,000 850,538
c
EQM Midstream Partners LP , Senior Note , 144A, 7.5%, 6/01/27 United States 75,000 76,921
c ,d
EQT Corp. , Senior Note , 144A, 3.125%, 5/15/26 ............ United States 300,000 294,381
c
Expand Energy Corp. , Senior Note , 144A, 6.75%, 4/15/29 ..... United States 500,000 507,050
c
Harbour Energy plc , Senior Note , 144A, 5.5%, 10/15/26 ...... United Kingdom 500,000 499,997
c
Hess Midstream Operations LP , Senior Note , 144A, 6.5%, 6/01/29 United States 500,000 510,978
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6%, 2/01/31 ...................... United States 200,000 190,749
d
Senior Note , 144A, 6%, 4/15/30 ...................... United States 300,000 289,394
d
Senior Note , 144A, 8.375%, 11/01/33 .................. United States 700,000 731,991
c
Kinetik Holdings LP , Senior Note , 144A, 5.875%, 6/15/30 ...... United States 400,000 399,475
c
Kraken Oil & Gas Partners LLC , Senior Note , 144A, 7.625%,
8/15/29 ......................................... United States 600,000 588,721
c ,d
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5%, 2/15/28 ................... United States 1,700,000 1,849,512
c
Matador Resources Co. ,
d
Senior Note , 144A, 6.5%, 4/15/32 ..................... United States 700,000 700,455
Senior Note , 144A, 6.25%, 4/15/33 .................... United States 800,000 788,043
b ,c ,e ,f
Murray Energy Corp. , Secured Note , 144A, PIK, 12%, 4/15/24 . United States 757,734 —
c ,d
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75%, 7/15/32 ................................... Canada 600,000 612,850
c ,d
Sunoco LP , Senior Note , 144A, 7.25%, 5/01/32 ............. United States 500,000 522,083
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6%, 4/15/27 ........................... United States 500,000 501,698
Senior Note , 4.5%, 5/15/29 .......................... United States 200,000 191,533
c ,d
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125%, 8/15/31 ............ United States 300,000 273,577
Senior Secured Note , 144A, 3.875%, 8/15/29 ............ United States 300,000 279,906
Senior Secured Note , 144A, 6.25%, 1/15/30 ............. United States 400,000 409,539
c ,d
Venture Global LNG, Inc. ,
Senior Secured Note , 144A, 8.125%, 6/01/28 ............ United States 600,000 625,384
Senior Secured Note , 144A, 9.5%, 2/01/29 .............. United States 500,000 552,464
Senior Secured Note , 144A, 8.375%, 6/01/31 ............ United States 500,000 521,368
c ,d
Viper Energy, Inc. , Senior Note , 144A, 7.375%, 11/01/31 ...... United States 700,000 734,871
Vital Energy, Inc. ,
Senior Note , 9.75%, 10/15/30 ........................ United States 400,000 420,060
c
Senior Note , 144A, 7.875%, 4/15/32 ................... United States 500,000 482,372
19,516,361
Paper & Forest Products 0.2%
c
Magnera Corp. , Senior Note , 144A, 4.75%, 11/15/29 ......... United States 400,000 364,212
Passenger Airlines 0.8%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5%, 4/20/26 .................... United States 291,667 291,545
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75%, 10/20/28 .............................. United States 700,000 695,642
c
OneSky Flight LLC , Senior Note , 144A, 8.875%, 12/15/29 ..... United States 250,000 259,754
c
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375%, 4/15/26 ............ United States 100,000 98,801

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
c
United Airlines, Inc., (continued)
d
Senior Secured Note , 144A, 4.625%, 4/15/29 ............ United States 300,000 $ 289,437
1,635,179
Personal Care Products 0.3%
c ,d
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 6.625%,
7/15/30 ......................................... United States 600,000 612,866
Pharmaceuticals 0.9%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9%, 1/30/28 .... Canada 305,000 307,178
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5%,
4/15/31 ......................................... United States 200,000 214,604
d
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 4.75%, 5/09/27 ......................... Israel 600,000 592,386
Senior Note , 7.875%, 9/15/29 ........................ Israel 300,000 325,809
Senior Note , 8.125%, 9/15/31 ........................ Israel 300,000 336,680
1,776,657
Real Estate Management & Development 0.4%
c ,d
Five Point Operating Co. LP / Five Point Capital Corp. , Senior
Note , 144A, 10.5%, 1/15/28 .......................... United States 335,834 344,076
c ,d
Forestar Group, Inc. , Senior Note , 144A, 3.85%, 5/15/26 ...... United States 500,000 493,221
837,297
Software 1.1%
c ,d
Camelot Finance SA , Senior Secured Note , 144A, 4.5%, 11/01/26 United States 300,000 295,230
c
Gen Digital, Inc. , Senior Note , 144A, 6.25%, 4/01/33 ......... United States 250,000 250,932
c ,d
McAfee Corp. , Senior Note , 144A, 7.375%, 2/15/30 .......... United States 800,000 780,217
c ,d
Rocket Software, Inc. , Senior Note , 144A, 6.5%, 2/15/29 ...... United States 1,100,000 1,059,712
2,386,091
Specialized REITs 0.5%
c ,d
Iron Mountain, Inc. ,
Senior Bond , 144A, 5.625%, 7/15/32 ................... United States 300,000 291,436
Senior Note , 144A, 7%, 2/15/29 ...................... United States 700,000 721,495
1,012,931
Specialty Retail 0.6%
c ,d
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75%, 4/26/28 ................................... United States 584,000 613,426
c ,d
Gap, Inc. (The) , Senior Note , 144A, 3.625%, 10/01/29 ........ United States 700,000 640,327
1,253,753
Textiles, Apparel & Luxury Goods 0.4%
c ,d
Hanesbrands, Inc. , Senior Note , 144A, 9%, 2/15/31 .......... United States 700,000 746,129
Trading Companies & Distributors 1.9%
c ,d
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9%, 5/15/28 ..................... United States 800,000 843,016
Secured Note , 144A, 8.625%, 5/15/32 .................. United States 600,000 635,926
c ,d
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875%,
12/15/28 ........................................ United States 600,000 600,442
c ,d
Herc Holdings, Inc. , Senior Note , 144A, 6.625%, 6/15/29 ...... United States 900,000 913,450
c
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375%, 3/15/29 ................... United States 400,000 407,423
g
Senior Note , 144A, 6.375%, 3/15/33 ................... United States 450,000 454,753
3,855,010

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 1.4%
c
Altice France Holding SA , Senior Secured Note , 144A, 10.5%,
5/15/27 ......................................... Luxembourg 1,500,000 $ 469,951
c ,d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9%, 9/15/29 ............................ United Kingdom 1,300,000 1,193,026
b
Digicel Group Holdings Ltd. , Zero Cpn., 11/17/33 ............ Bermuda 26,671 844
c ,d
Zegona Finance plc , Senior Secured Note , 144A, 8.625%,
7/15/29 ......................................... United Kingdom 1,100,000 1,170,774
2,834,595
Total Corporate Bonds (Cost $ 165,934,205 ) ...................................
160,798,638
h
Senior Floating Rate Interests 0.0%
†
IT Services 0.0%
†
Diamond Sports Net LLC, First Lien, Exit Term Loan , 12% ,
1/03/28 ......................................... United States 36,698 33,204
Total Senior Floating Rate Interests (Cost $ 36,729 ) ............................
33,204
i
Marketplace Loans 1.6%
b
Financial Services 1.6%
a a a a a a
Total Marketplace Loans (Cost $ 3,760,651 ) ...................................
3,250,228
Asset-Backed Securities 0.0%
†
Financial Services 0.0%
†
c ,j
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26 , PT , 144A, FRN , 7.276%, 8/15/44 ............... United States 1,539 1,091
2019-31 , PT , 144A, FRN , 19.208%, 9/15/44 .............. United States 751 548
2019-37 , PT , 144A, FRN , 14.443%, 10/17/44 ............. United States 1,803 1,780
2019-42 , PT , 144A, FRN , 18.836%, 11/15/44 ............. United States 1,033 1,004
2019-51 , PT , 144A, FRN , 3.654%, 1/15/45 ............... United States 2,971 2,840
2019-52 , PT , 144A, FRN , 0.984%, 1/15/45 ............... United States 2,884 1,993
2019-S6 , PT , 144A, FRN , 11.814%, 10/17/44 ............. United States 1,253 746
2019-S8 , PT , 144A, FRN , 10.075%, 1/15/45 .............. United States 854 674
2020-2 , PT , 144A, FRN , 5.984%, 3/15/45 ................ United States 2,641 2,469
2020-7 , PT , 144A, FRN , 8.013%, 4/17/45 ................ United States 1,746 1,611
c ,j
Prosper Pass-Thru Trust III ,
2020-PT1 , A , 144A, FRN , 8.796%, 3/15/26 ............... United States 2,047 1,400
2020-PT2 , A , 144A, FRN , 9.444%, 4/15/26 ............... United States 1,888 1,170
2020-PT3 , A , 144A, FRN , 7.183%, 5/15/26 ............... United States 408 355
17,681
a a a a a a
Total Asset-Backed Securities (Cost $ 19,467 ) .................................
17,681
Municipal Bonds 0.2%
Arizona 0.2%
c
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 430,000 442,982
Total Municipal Bonds (Cost $ 432,567 ) .......................................
442,982
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Endo GUC Trust, Escrow Account ....................... United States 51,454 —
a,b
Endo, Inc., Escrow Account ............................ United States 725,000 —

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
a
Expand Energy Corp., Escrow Account ................... United States 1,500,000 $ 6,750
Total Escrows and Litigation Trusts (Cost $ 19,546 ) ............................
6,750
Total Long Term Investments (Cost $ 205,536,119 ) .............................
259,021,749
a
Short Term Investments 2.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.8%
k,l
Institutional Fiduciary Trust - Money Market Portfolio , 4.06% ... United States 5,775,624 5,775,624
Total Money Market Funds (Cost $ 5,775,624 ) .................................
5,775,624
Total Short Term Investments (Cost $ 5,775,624 ) ...............................
5,775,624
a
Total Investments (Cost $ 211,311,743 ) 127.4% ................................
$264,797,373
m
Credit Facility (28.9) % ......................................................
(60,000,000)
Other Assets, less Liabilities 1.5% ...........................................
3,020,105
Net Assets 100.0% .........................................................
$207,817,478
a a a
See Abbreviations on page 39 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $151,216,937, representing 72.8% of net assets.
d
A portion or all of the security is pledged as collateral in connection with the Fund’s credit facility.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
See Note 1(d) regarding senior floating rate interests.
i
See Note 1(e) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
See Note 3(c) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 7 regarding credit facility.

Franklin Universal Trust
Schedule of Investments (unaudited), February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At February 28, 2025, the Fund had the following marketplace loans outstanding. See Note 1(e).
Description
Principal
Amount Value
Marketplace Loans - 1.6%
Freedom Financial Asset Management LLC
APP-14953979.FP.FTS.B , 7 .74% , 7/13/25 . $ 3,864 $ 3,878
APP-15034726.FP.FTS.B , 25 .49% , 7/25/25 1,560 1,596
a
APP-10111431.FP.FTS.B , 10 .99% , 9/15/25 3,208 3,232
a
APP-10140977.FP.FTS.B , 24 .99% , 9/15/25 2,269 2,356
APP-11022514.FP.FTS.B , 18 .49% , 10/26/25 5,099 601
a
APP-10578403.FP.FTS.B , 15 .99% , 10/30/25 4,419 4,540
a
APP-10561192.FP.FTS.B , 8 .99% , 11/03/25 3,403 3,431
a
APP-10841976.FP.FTS.B , 10 .99% , 11/28/25 350 351
APP-11105408.FP.FTS.B , 10 .99% , 12/14/25 2,713 2,741
APP-11843242.FP.FTS.B , 12 .24% , 12/15/25 4,790 4,840
APP-11022500.FP.FTS.B , 17 .99% , 12/16/25 3,106 3,195
APP-10868780.FP.FTS.B , 14 .49% , 1/02/26 8,482 8,706
APP-12378685.FP.FTS.B , 15 .99% , 2/01/26 4,318 4,375
APP-11757188.FP.FTS.B , 18 .24% , 2/02/26 947 944
APP-11757063.FP.FTS.B , 17 .99% , 2/05/26 6,115 6,319
APP-12281543.FP.FTS.B , 16 .74% , 3/08/26 11,370 11,692
APP-12397373.FP.FTS.B , 15 .99% , 3/15/26 4,444 4,519
APP-11799488.FP.FTS.B , 16 .99% , 3/16/26 6,624 6,816
APP-12419810.FP.FTS.B , 15 .74% , 3/20/26 13,124 13,531
APP-12421465.FP.FTS.B , 17 .99% , 3/23/26 2,672 2,716
APP-13524997.FP.FTS.B , 10 .59% , 3/25/26 5,324 5,394
APP-13511680.FP.FTS.B , 12 .84% , 5/05/26 5,201 5,268
APP-13477482.FP.FTS.B , 10 .34% , 5/18/26 13,627 13,817
APP-13527002.FP.FTS.B , 15 .59% , 5/19/26 3,680 3,741
APP-14943761.FP.FTS.B , 15 .99% , 6/01/26 8,245 8,362
APP-12270812.FP.FTS.B , 16 .99% , 6/22/26 4,734 4,888
APP-15053141.FP.FTS.B , 18 .99% , 7/15/26 8,430 8,751
APP-15064308.FP.FTS.B , 22 .49% , 7/15/26 9,524 10,004
APP-15054013.FP.FTS.B , 17 .99% , 7/20/26 6,917 7,133
APP-15109634.FP.FTS.B , 19 .49% , 7/21/26 4,292 4,429
APP-15073340.FP.FTS.B , 15 .99% , 7/25/26 4,140 4,214
APP-14860724.FP.FTS.B , 20 .99% , 7/26/26 8,394 8,834
APP-14956830.FP.FTS.B , 15 .74% , 7/28/26 12,393 12,873
a
APP-10133595.FP.FTS.B , 11 .99% , 8/11/26 7,294 7,392
a
APP-10145662.FP.FTS.B , 18 .99% , 9/17/26 9,004 9,323
APP-13256383.FP.FTS.B , 7 .99% , 9/18/26 . 16,101 16,343
a
APP-10460831.FP.FTS.B , 21 .99% , 9/19/26 3,303 3,439
a
APP-10572421.FP.FTS.B , 10 .49% , 9/20/26 13,030 13,223
a
APP-10112510.FP.FTS.B , 16 .49% , 9/25/26 5,060 5,174
a
APP-10838239.FP.FTS.B , 12 .49% , 10/12/26 13,061 13,253
a
APP-10845328.FP.FTS.B , 11 .99% , 10/16/26 10,021 10,169
a
APP-10704368.FP.FTS.B , 14 .99% , 10/16/26 8,011 8,171
a
APP-10745909.FP.FTS.B , 17 .99% , 10/16/26 21,741 22,175
a
APP-10829192.FP.FTS.B , 18 .99% , 10/16/26 12,138 2,476
a
APP-10581131.FP.FTS.B , 22 .49% , 10/22/26 4,442 4,651
APP-11119432.FP.FTS.B , 11 .99% , 11/03/26 9,216 9,344
APP-11187454.FP.FTS.B , 22 .49% , 11/10/26 1,707 1,720
APP-15107872.FP.FTS.B , 20 .49% , 11/15/26 3,570 3,647
a
APP-10848002.FP.FTS.B , 17 .99% , 11/19/26 10,780 11,140
a
APP-10842381.FP.FTS.B , 12 .49% , 11/21/26 14,395 14,620
a
APP-10671079.FP.FTS.B , 11 .99% , 11/30/26 10,984 11,167
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
a
APP-10384953.FP.FTS.B , 19 .99% , 12/02/26 $ 7,859 $ 8,138
APP-11094577.FP.FTS.B , 19 .49% , 12/08/26 5,738 5,995
APP-11008022.FP.FTS.B , 11 .99% , 12/13/26 6,118 6,214
APP-11021456.FP.FTS.B , 20 .99% , 12/15/26 17,648 18,532
APP-11007668.FP.FTS.B , 19 .99% , 12/19/26 8,654 9,037
APP-11111264.FP.FTS.B , 16 .49% , 12/20/26 5,487 5,617
APP-11874582.FP.FTS.B , 17 .49% , 12/23/26 10,525 10,895
APP-11677084.FP.FTS.B , 15 .49% , 12/26/26 20,355 20,722
APP-11799609.FP.FTS.B , 10 .99% , 1/01/27 14,420 14,615
APP-11036570.FP.FTS.B , 22 .99% , 1/20/27 3,072 3,124
APP-11844341.FP.FTS.B , 16 .74% , 2/01/27 16,701 17,167
a
APP-10224478.FP.FTS.B , 20 .49% , 2/02/27 14,668 15,311
APP-11824892.FP.FTS.B , 16 .99% , 2/03/27 8,244 8,395
APP-11724933.FP.FTS.B , 14 .24% , 2/05/27 7,150 3,903
APP-12397051.FP.FTS.B , 17 .49% , 2/06/27 6,053 6,242
APP-11743079.FP.FTS.B , 16 .24% , 2/07/27 20,478 11,965
APP-11757936.FP.FTS.B , 19 .99% , 2/07/27 4,856 5,033
APP-11763967.FP.FTS.B , 19 .99% , 2/07/27 7,750 8,060
APP-11838245.FP.FTS.B , 19 .99% , 2/11/27 4,348 4,475
APP-11752200.FP.FTS.B , 21 .49% , 2/23/27 5,021 5,145
a
APP-10128827.FP.FTS.B , 25 .49% , 2/24/27 4,397 4,561
APP-11674918.FP.FTS.B , 20 .49% , 2/25/27 13,231 13,849
a
APP-10848317.FP.FTS.B , 12 .24% , 2/28/27 10,053 10,230
APP-12106158.FP.FTS.B , 11 .24% , 3/07/27 8,158 8,283
APP-11696610.FP.FTS.B , 14 .24% , 3/07/27 15,112 1,707
APP-11845152.FP.FTS.B , 11 .74% , 3/15/27 22,201 6,675
APP-11801830.FP.FTS.B , 16 .49% , 3/15/27 10,378 10,614
APP-12407302.FP.FTS.B , 18 .99% , 3/15/27 5,855 6,058
APP-11863466.FP.FTS.B , 25 .49% , 3/17/27 6,192 1,350
APP-12385340.FP.FTS.B , 25 .49% , 3/17/27 4,991 5,244
APP-12341500.FP.FTS.B , 20 .49% , 3/20/27 8,900 9,345
APP-12396943.FP.FTS.B , 13 .49% , 3/21/27 8,716 8,902
APP-12270734.FP.FTS.B , 16 .99% , 3/21/27 9,563 9,805
APP-13531026.FP.FTS.B , 11 .59% , 3/28/27 12,547 12,799
APP-13513406.FP.FTS.B , 14 .34% , 4/01/27 25,993 26,409
APP-11744634.FP.FTS.B , 19 .99% , 4/01/27 10,352 10,694
APP-12304720.FP.FTS.B , 18 .74% , 4/06/27 27,863 16,188
APP-11872928.FP.FTS.B , 11 .24% , 4/15/27 8,133 8,279
APP-13478834.FP.FTS.B , 16 .99% , 5/03/27 11,007 11,381
APP-13508795.FP.FTS.B , 9 .59% , 5/05/27 . 8,626 8,759
APP-13047632.FP.FTS.B , 11 .49% , 5/05/27 5,545 5,625
a
APP-08710316.FP.FTS.B , 10 .99% , 5/13/27 17,284 17,586
APP-13498730.FP.FTS.B , 11 .34% , 5/15/27 10,202 10,386
APP-13329158.FP.FTS.B , 17 .99% , 5/15/27 1,809 1,813
APP-13453359.FP.FTS.B , 18 .24% , 5/15/27 17,446 13,196
APP-13227905.FP.FTS.B , 21 .99% , 5/18/27 5,829 6,091
APP-13507352.FP.FTS.B , 20 .49% , 5/19/27 5,300 5,503
APP-13531806.FP.FTS.B , 16 .99% , 5/20/27 11,735 3,580
APP-13485605.FP.FTS.B , 18 .99% , 5/20/27 7,645 7,961
APP-14906773.FP.FTS.B , 9 .74% , 7/15/27 . 21,117 21,476
APP-15064429.FP.FTS.B , 14 .49% , 7/15/27 15,051 15,339
APP-15070181.FP.FTS.B , 19 .99% , 7/15/27 10,343 10,717
APP-14865954.FP.FTS.B , 11 .74% , 7/16/27 14,753 15,010
APP-15149750.FP.FTS.B , 11 .99% , 7/16/27 555 556

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-15057995.FP.FTS.B , 18 .99% , 7/23/27 $ 5,842 $ 5,988
APP-15058449.FP.FTS.B , 11 .99% , 7/25/27 6,614 6,744
APP-15078317.FP.FTS.B , 13 .99% , 7/25/27 11,678 11,934
APP-13302186.FP.FTS.B , 20 .49% , 7/25/27 9,026 9,427
APP-15055723.FP.FTS.B , 11 .24% , 7/26/27 17,338 17,681
APP-15053719.FP.FTS.B , 16 .99% , 7/28/27 6,642 6,821
APP-15053776.FP.FTS.B , 17 .49% , 7/30/27 7,140 7,436
APP-15048744.FP.FTS.B , 16 .49% , 7/31/27 13,700 14,229
APP-15039962.FP.FTS.B , 12 .49% , 8/28/27 29,851 30,475
APP-14958373.FP.FTS.B , 12 .24% , 9/16/27 11,005 11,228
APP-15070551.FP.FTS.B , 24 .74% , 4/27/28 12,496 13,042
APP-12394118.FP.FTS.B , 17 .74% , 3/10/35 1,266 1,283
1,006,358
LendingClub Corp.
160809803.LC.FTS.B , 13 .08% , 11/08/34 .. 4,785 4,730
165352318.LC.FTS.B , 15 .24% , 1/22/35 ... 2,269 2,269
164089980.LC.FTS.B , 17 .74% , 2/28/35 ... 3,055 –
167132427.LC.FTS.B , 20 .55% , 2/28/35 ... 816 821
161483895.LC.FTS.B , 13 .08% , 3/07/35 ... 59 59
167747801.LC.FTS.B , 16 .12% , 3/15/35 ... 4,870 –
168140265.LC.FTS.B , 15 .24% , 3/21/35 ... 732 734
8,613
LendingClub Corp. - LCX PM
188498393.LC.FTS.B , 18 .99% , 4/25/25 ... 3,783 3,783
188790970.LC.FTS.B , 19 .99% , 4/27/25 ... 1,812 1,819
188578940.LC.FTS.B , 23 .99% , 4/27/25 ... 113 114
188852266.LC.FTS.B , 23 .99% , 4/27/25 ... 1,529 143
188781202.LC.FTS.B , 15 .99% , 4/28/25 ... 1,487 1,477
188683873.LC.FTS.B , 23 .99% , 5/01/25 ... 1,450 1,458
188854471.LC.FTS.B , 24 .79% , 8/27/25 ... 649 660
171733583.LC.FTS.B , 18 .24% , 10/30/25 .. 6,674 634
185030629.LC.FTS.B , 28 .99% , 1/13/27 ... 3,319 3,399
185203099.LC.FTS.B , 21 .99% , 1/19/27 ... 5,750 5,816
185257156.LC.FTS.B , 23 .99% , 1/19/27 ... 7,103 7,258
185208719.LC.FTS.B , 27 .99% , 1/19/27 ... 5,034 5,152
185284755.LC.FTS.B , 20 .24% , 1/21/27 ... 11,822 11,913
184608676.LC.FTS.B , 21 .99% , 1/21/27 ... 8,471 1,063
185280664.LC.FTS.B , 21 .99% , 1/21/27 ... 9,237 9,336
185094462.LC.FTS.B , 22 .99% , 1/21/27 ... 6,244 6,388
186073191.LC.FTS.B , 23 .99% , 1/26/27 ... 5,183 5,290
185465019.LC.FTS.B , 21 .99% , 1/27/27 ... 12,875 13,149
184862697.LC.FTS.B , 13 .19% , 1/28/27 ... 7,521 7,399
185102499.LC.FTS.B , 17 .49% , 1/28/27 ... 7,637 7,561
185625736.LC.FTS.B , 17 .24% , 1/31/27 ... 6,771 6,737
185553869.LC.FTS.B , 17 .44% , 1/31/27 ... 8,554 8,519
185801067.LC.FTS.B , 15 .19% , 2/04/27 ... 7,377 7,272
185785605.LC.FTS.B , 16 .99% , 2/04/27 ... 12,178 12,064
185670781.LC.FTS.B , 14 .74% , 2/08/27 ... 19,563 19,301
186105140.LC.FTS.B , 14 .99% , 2/10/27 ... 6,745 –
186053383.LC.FTS.B , 18 .49% , 2/10/27 ... 15,410 1,455
186037923.LC.FTS.B , 23 .49% , 2/12/27 ... 3,795 3,849
185962334.LC.FTS.B , 16 .49% , 2/14/27 ... 17,486 17,354
186072313.LC.FTS.B , 19 .99% , 2/14/27 ... 9,953 939
186114907.LC.FTS.B , 24 .99% , 2/14/27 ... 4,372 –
185788975.LC.FTS.B , 20 .44% , 2/15/27 ... 21,063 21,041
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
186037630.LC.FTS.B , 23 .99% , 2/15/27 ... $ 8,300 $ 8,434
185737435.LC.FTS.B , 19 .74% , 2/16/27 ... 10,695 –
186255693.LC.FTS.B , 28 .99% , 2/16/27 ... 4,723 3,853
185994246.LC.FTS.B , 23 .99% , 2/17/27 ... 3,741 –
185584314.LC.FTS.B , 23 .99% , 2/28/27 ... 7,020 7,120
188681928.LC.FTS.B , 22 .99% , 4/25/27 ... 6,164 –
188818650.LC.FTS.B , 20 .99% , 4/26/27 ... 3,591 3,622
188684882.LC.FTS.B , 23 .99% , 4/26/27 ... 3,598 3,600
188850161.LC.FTS.B , 18 .99% , 4/27/27 ... 4,394 4,381
188844587.LC.FTS.B , 20 .99% , 4/27/27 ... 5,612 5,660
188821742.LC.FTS.B , 23 .99% , 4/27/27 ... 11,565 11,839
188832786.LC.FTS.B , 27 .99% , 4/27/27 ... 3,009 3,101
188770586.LC.FTS.B , 21 .49% , 4/28/27 ... 10,459 10,442
188825826.LC.FTS.B , 23 .49% , 4/28/27 ... 5,927 6,039
188877761.LC.FTS.B , 25 .99% , 4/28/27 ... 4,274 4,381
188729615.LC.FTS.B , 28 .99% , 4/28/27 ... 15,607 16,017
188842402.LC.FTS.B , 21 .49% , 4/30/27 ... 3,880 169
188806927.LC.FTS.B , 23 .99% , 4/30/27 ... 9,022 9,175
188652977.LC.FTS.B , 23 .99% , 5/24/27 ... 2,106 2,122
185215933.LC.FTS.B , 28 .99% , 6/25/27 ... 12,741 605
185051135.LC.FTS.B , 23 .99% , 8/28/27 ... 15,564 15,480
185440062.LC.FTS.B , 17 .49% , 9/25/27 ... 14,289 14,023
186004411.LC.FTS.B , 5% , 10/28/27 ..... 9,435 7,738
188698368.LC.FTS.B , 20 .99% , 4/27/28 ... 15,823 15,410
184905245.LC.FTS.B , 15 .99% , 1/19/35 ... 6,567 –
185591984.LC.FTS.B , 18 .99% , 1/31/35 ... 1,645 1,634
185664927.LC.FTS.B , 5% , 2/04/35 ...... 2,610 –
184778654.LC.FTS.B , 16 .19% , 2/04/35 ... 395 393
185806351.LC.FTS.B , 18 .99% , 2/07/35 ... 4,028 –
186109882.LC.FTS.B , 5% , 2/14/35 ...... 6,415 1,291
185074501.LC.FTS.B , 12 .74% , 2/28/35 ... 17 17
186248821.LC.FTS.B , 12 .94% , 2/28/35 ... 562 560
184916811.LC.FTS.B , 15 .99% , 2/28/35 ... 1,406 46
349,495
Prosper Funding LLC
1749541.PS.FTS.B , 22 .03% , 4/05/25 .... 258 257
1750351.PS.FTS.B , 15 .2% , 4/06/25 ..... 213 214
1743776.PS.FTS.B , 20 .4% , 4/06/25 ..... 16,418 –
1745381.PS.FTS.B , 12 .9% , 4/08/25 ..... 1,333 1,327
1750903.PS.FTS.B , 24 .4% , 4/15/25 ..... 875 878
1752241.PS.FTS.B , 14 .7% , 5/10/25 ..... 15,217 9,512
1758243.PS.FTS.B , 24 .4% , 7/16/25 ..... 1,678 545
1701129.PS.FTS.B , 16 .4% , 7/17/25 ..... 1,725 1,721
1701120.PS.FTS.B , 15 .9% , 12/12/25 .... 3,449 3,411
1606127.PS.FTS.B , 15 .2% , 8/17/26 ..... 3,489 3,487
1607933.PS.FTS.B , 18 .5% , 8/19/26 ..... 803 819
1608617.PS.FTS.B , 13 .7% , 8/20/26 ..... 2,248 2,237
1609277.PS.FTS.B , 15 .7% , 8/23/26 ..... 5,422 5,429
1621434.PS.FTS.B , 14 .6% , 8/26/26 ..... 1,123 1,120
1621428.PS.FTS.B , 20% , 8/26/26 ....... 4,292 4,388
1611746.PS.FTS.B , 14 .29% , 8/27/26 .... 3,569 3,607
1625740.PS.FTS.B , 18 .48% , 9/16/26 .... 4,937 195
1610327.PS.FTS.B , 27 .6% , 9/17/26 ..... 3,820 3,998
1635897.PS.FTS.B , 12% , 9/23/26 ....... 8,434 8,391
1627036.PS.FTS.B , 16 .33% , 9/25/26 .... 5,535 5,529
1637445.PS.FTS.B , 13 .3% , 9/27/26 ..... 4,109 4,145
1634247.PS.FTS.B , 16 .7% , 10/05/26 .... 10,232 10,213

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1626046.PS.FTS.B , 15 .18% , 10/16/26 ... $ 4,158 $ 4,126
1635735.PS.FTS.B , 14 .68% , 10/22/26 ... 6,338 6,296
1626758.PS.FTS.B , 17 .96% , 10/24/26 ... 9,832 9,831
1644875.PS.FTS.B , 11 .6% , 10/26/26 .... 3,131 3,113
1648324.PS.FTS.B , 12 .2% , 10/26/26 .... 8,419 8,370
1645337.PS.FTS.B , 18 .48% , 10/27/26 ... 9,206 9,539
1646123.PS.FTS.B , 13 .32% , 10/28/26 ... 3,207 3,173
1661010.PS.FTS.B , 12 .5% , 11/05/26 .... 10,985 10,856
1651868.PS.FTS.B , 9 .45% , 11/08/26 .... 5,261 5,204
1658185.PS.FTS.B , 10 .5% , 11/08/26 .... 3,697 3,657
1653323.PS.FTS.B , 16% , 11/09/26 ...... 5,316 5,275
1666362.PS.FTS.B , 19% , 11/09/26 ...... 3,224 3,268
1666911.PS.FTS.B , 10 .62% , 11/10/26 .... 5,350 5,294
1660066.PS.FTS.B , 12 .6% , 11/10/26 .... 14,809 14,651
1666890.PS.FTS.B , 17% , 11/10/26 ...... 7,239 7,347
1661433.PS.FTS.B , 28 .23% , 11/14/26 .... 3,137 811
1666359.PS.FTS.B , 21% , 11/15/26 ...... 2,899 3,003
1651871.PS.FTS.B , 20 .66% , 11/20/26 .... 2,633 2,668
1651913.PS.FTS.B , 25 .67% , 11/22/26 .... 3,643 3,765
1672316.PS.FTS.B , 10 .44% , 12/14/26 ... 5,569 5,508
1685634.PS.FTS.B , 12 .5% , 12/14/26 .... 3,525 3,485
1672730.PS.FTS.B , 13 .8% , 12/14/26 .... 15,727 15,614
1678372.PS.FTS.B , 22 .8% , 12/14/26 .... 5,519 5,729
1672147.PS.FTS.B , 16 .56% , 12/15/26 ... 11,261 1,494
1687344.PS.FTS.B , 19% , 12/17/26 ...... 2,370 2,416
1685997.PS.FTS.B , 12 .87% , 12/18/26 ... 3,998 3,954
1678354.PS.FTS.B , 11 .07% , 12/20/26 .... 6,504 6,432
1687950.PS.FTS.B , 11 .5% , 12/20/26 .... 6,379 6,326
1675010.PS.FTS.B , 12 .5% , 12/20/26 .... 4,882 4,366
1678387.PS.FTS.B , 18 .33% , 12/23/26 ... 6,627 1,636
1685637.PS.FTS.B , 11 .7% , 12/28/26 .... 13,759 13,585
1672718.PS.FTS.B , 14 .38% , 1/07/27 .... 3,841 3,791
1686078.PS.FTS.B , 10 .5% , 1/08/27 ..... 5,403 5,337
1700808.PS.FTS.B , 11 .4% , 1/12/27 ..... 4,515 4,456
1701108.PS.FTS.B , 15 .7% , 1/12/27 ..... 16,704 16,543
1694491.PS.FTS.B , 12 .62% , 1/13/27 .... 6,882 6,792
1694725.PS.FTS.B , 18 .4% , 1/13/27 ..... 7,400 7,510
1701537.PS.FTS.B , 19 .3% , 1/13/27 ..... 7,367 7,486
1695958.PS.FTS.B , 10 .5% , 1/14/27 ..... 6,711 6,627
1689173.PS.FTS.B , 11 .2% , 1/14/27 ..... 10,539 –
1695787.PS.FTS.B , 11 .7% , 1/14/27 ..... 11,333 11,189
1694719.PS.FTS.B , 16 .93% , 1/17/27 .... 8,728 8,645
1702455.PS.FTS.B , 15 .18% , 1/20/27 .... 7,664 7,564
1689251.PS.FTS.B , 19% , 1/21/27 ....... 2,002 2,033
1707746.PS.FTS.B , 9 .45% , 2/14/27 ..... 3,128 3,091
1720917.PS.FTS.B , 13 .7% , 2/15/27 ..... 6,032 5,991
1714648.PS.FTS.B , 16 .7% , 2/15/27 ..... 3,754 3,726
1721346.PS.FTS.B , 16 .7% , 2/15/27 ..... 10,010 10,195
1720911.PS.FTS.B , 18 .59% , 2/15/27 .... 12,793 13,025
1714642.PS.FTS.B , 18 .7% , 2/15/27 ..... 5,124 5,216
1707734.PS.FTS.B , 10 .29% , 2/16/27 .... 2,741 2,718
1709201.PS.FTS.B , 18 .48% , 2/16/27 .... 6,388 6,507
1714627.PS.FTS.B , 11 .4% , 2/17/27 ..... 9,856 9,724
1703169.PS.FTS.B , 25 .6% , 2/25/27 ..... 9,707 10,088
1752624.PS.FTS.B , 17 .23% , 4/05/27 .... 10,797 10,624
1753011.PS.FTS.B , 12% , 4/06/27 ....... 7,616 7,477
1754293.PS.FTS.B , 13 .4% , 4/12/27 ..... 6,197 6,116
1747163.PS.FTS.B , 16 .2% , 4/12/27 ..... 13,340 13,160
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1744328.PS.FTS.B , 14 .89% , 4/15/27 .... $ 10,586 $ 10,429
1752654.PS.FTS.B , 12 .76% , 4/30/27 .... 8,077 7,916
1750735.PS.FTS.B , 16% , 5/15/27 ....... 3,319 3,333
1607291.PS.FTS.B , 28 .59% , 7/18/27 .... 4,463 189
1650328.PS.FTS.B , 11 .2% , 7/29/27 ..... 5,658 5,510
1705005.PS.FTS.B , 15% , 12/19/27 ...... 15,566 8,035
1688336.PS.FTS.B , 19 .2% , 1/12/35 ..... 6,555 1,718
1697303.PS.FTS.B , 13 .9% , 1/31/35 ..... 155 134
1715122.PS.FTS.B , 19 .8% , 2/15/35 ..... 25 23
485,133
Upgrade, Inc. - Card
992428468.UG.FTS.B , 25 .95% , 4/03/25 .. 12 12
992291050.UG.FTS.B , 29 .49% , 4/03/25 .. 1 1
992354024.UG.FTS.B , 29 .49% , 4/03/25 .. 2 2
992357933.UG.FTS.B , 29 .49% , 4/03/25 .. 26 26
992453316.UG.FTS.B , 28 .98% , 4/04/25 .. 17 17
992266370.UG.FTS.B , 29 .49% , 4/04/25 .. 51 51
992342016.UG.FTS.B , 29 .49% , 4/04/25 .. 73 –
992264407.UG.FTS.B , 14 .97% , 4/05/25 .. 71 71
992417616.UG.FTS.B , 17 .99% , 4/05/25 .. 10 10
992286525.UG.FTS.B , 18 .8% , 4/05/25 ... 4 4
992424538.UG.FTS.B , 19 .21% , 4/05/25 .. 36 36
992346135.UG.FTS.B , 19 .99% , 4/05/25 .. 40 41
992433537.UG.FTS.B , 19 .99% , 4/05/25 .. 23 23
992296469.UG.FTS.B , 21 .98% , 4/05/25 .. 5 5
992271316.UG.FTS.B , 28 .98% , 4/05/25 .. 12 12
992290941.UG.FTS.B , 28 .98% , 4/05/25 .. 13 13
992305223.UG.FTS.B , 28 .98% , 4/05/25 .. 16 16
992314088.UG.FTS.B , 28 .98% , 4/05/25 .. 1 1
992350450.UG.FTS.B , 28 .98% , 4/05/25 .. 85 86
992426381.UG.FTS.B , 28 .98% , 4/05/25 .. 12 12
992239162.UG.FTS.B , 29 .49% , 4/05/25 .. 15 15
992240128.UG.FTS.B , 29 .49% , 4/05/25 .. 57 57
992243368.UG.FTS.B , 29 .49% , 4/05/25 .. 22 22
992255844.UG.FTS.B , 29 .49% , 4/05/25 .. 7 7
992268980.UG.FTS.B , 29 .49% , 4/05/25 .. 6 6
992271586.UG.FTS.B , 29 .49% , 4/05/25 .. 14 14
992275962.UG.FTS.B , 29 .49% , 4/05/25 .. 20 20
992276049.UG.FTS.B , 29 .49% , 4/05/25 .. 39 6
992291806.UG.FTS.B , 29 .49% , 4/05/25 .. 50 51
992301441.UG.FTS.B , 29 .49% , 4/05/25 .. 23 23
992326966.UG.FTS.B , 29 .49% , 4/05/25 .. 5 5
992341758.UG.FTS.B , 29 .49% , 4/05/25 .. 28 28
992344325.UG.FTS.B , 29 .49% , 4/05/25 .. 1 1
992359643.UG.FTS.B , 29 .49% , 4/05/25 .. 29 29
992359656.UG.FTS.B , 29 .49% , 4/05/25 .. 223 –
992368911.UG.FTS.B , 29 .49% , 4/05/25 .. 34 35
992369632.UG.FTS.B , 29 .49% , 4/05/25 .. 22 22
992371951.UG.FTS.B , 29 .49% , 4/05/25 .. 1 1
992391427.UG.FTS.B , 29 .49% , 4/05/25 .. 11 11
992401130.UG.FTS.B , 29 .49% , 4/05/25 .. 28 14
992419811.UG.FTS.B , 29 .49% , 4/05/25 .. 7 7
992425789.UG.FTS.B , 29 .49% , 4/05/25 .. 32 32
992444707.UG.FTS.B , 29 .49% , 4/05/25 .. 12 12
992452371.UG.FTS.B , 29 .49% , 4/05/25 .. 19 9
992455102.UG.FTS.B , 29 .49% , 4/05/25 .. 58 59
992460328.UG.FTS.B , 29 .49% , 8/01/25 .. 39 40

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992301470.UG.FTS.B , 28 .98% , 12/02/25 . $ 110 $ 114
992238906.UG.FTS.B , 22 .97% , 11/03/27 . 2,660 1,745
992431381.UG.FTS.B , 19 .99% , 3/03/30 .. 2 2
2,826
Upstart Network, Inc.
FW2031299.UP.FTS.B , 21 .82% , 4/12/25 .. 832 456
L2971722.UP.FTS.B , 8 .62% , 4/19/25 .... 1,198 1,184
L2972108.UP.FTS.B , 15 .03% , 4/19/25 .... 229 226
FW2971973.UP.FTS.B , 20 .05% , 9/19/25 .. 1,154 435
FW1729657.UP.FTS.B , 9 .44% , 9/17/26 ... 2,582 2,518
L1729743.UP.FTS.B , 11 .64% , 9/17/26 .... 19,052 18,658
L1730112.UP.FTS.B , 15 .91% , 9/17/26 .... 1,216 1,202
FW1730043.UP.FTS.B , 21 .14% , 9/17/26 .. 2,117 1,449
L1730077.UP.FTS.B , 21 .62% , 9/17/26 .... 733 684
L1730290.UP.FTS.B , 23 .01% , 9/17/26 .... 3,388 3,328
L1730120.UP.FTS.B , 23 .06% , 9/17/26 .... 5,374 1,469
L1729627.UP.FTS.B , 24 .42% , 9/17/26 .... 4,534 4,458
FW1730388.UP.FTS.B , 28 .64% , 9/17/26 .. 7,342 7,230
FW1729641.UP.FTS.B , 30 .22% , 9/17/26 .. 2,331 2,297
FW1728143.UP.FTS.B , 30 .44% , 9/17/26 .. 2,534 2,497
FW1730150.UP.FTS.B , 30 .64% , 9/17/26 .. 408 402
FW1729390.UP.FTS.B , 32 .18% , 9/17/26 .. 1,171 1,154
FW1728926.UP.FTS.B , 32 .35% , 9/17/26 .. 1,289 1,269
FW1902353.UP.FTS.B , 5 .71% , 10/22/26 .. 5,118 4,948
L1901059.UP.FTS.B , 11 .8% , 10/22/26 .... 1,584 1,552
FW1902782.UP.FTS.B , 14 .11% , 10/22/26 . 7,648 7,499
FW1901571.UP.FTS.B , 16 .95% , 10/22/26 . 5,381 5,325
FW1901195.UP.FTS.B , 18 .66% , 10/22/26 . 1,013 996
L1901212.UP.FTS.B , 19 .55% , 10/22/26 ... 2,696 2,651
L1902855.UP.FTS.B , 19 .55% , 10/22/26 ... 1,336 1,314
L1901936.UP.FTS.B , 21 .29% , 10/22/26 ... 6,194 453
L1901067.UP.FTS.B , 23 .17% , 10/22/26 ... 6,993 6,885
L1901771.UP.FTS.B , 24 .44% , 10/22/26 ... 2,292 166
L1902683.UP.FTS.B , 25 .19% , 10/22/26 ... 5,732 5,647
L1901951.UP.FTS.B , 25 .24% , 10/22/26 ... 1,147 1,130
FW1902836.UP.FTS.B , 25 .41% , 10/22/26 . 22,767 22,431
L1902657.UP.FTS.B , 25 .42% , 10/22/26 ... 906 893
FW1902401.UP.FTS.B , 25 .71% , 10/22/26 . 2,260 2,227
FW1902199.UP.FTS.B , 26 .04% , 10/22/26 . 2,028 1,999
FW1902391.UP.FTS.B , 31 .19% , 10/22/26 . 2,211 157
FW1901303.UP.FTS.B , 31 .21% , 10/22/26 . 1,945 1,921
FW1900628.UP.FTS.B , 31 .23% , 10/22/26 . 563 556
FW1902681.UP.FTS.B , 31 .63% , 10/22/26 . 4,115 4,064
FW1902299.UP.FTS.B , 31 .27% , 10/27/26 . 4,169 4,115
L1902840.UP.FTS.B , 22 .56% , 11/01/26 ... 6,336 6,234
L1901748.UP.FTS.B , 12 .93% , 11/05/26 ... 3,835 3,753
L2032896.UP.FTS.B , 9 .9% , 11/12/26 ..... 2,848 2,774
L2032147.UP.FTS.B , 11 .65% , 11/12/26 ... 3,339 3,263
L2032600.UP.FTS.B , 12 .19% , 11/12/26 ... 3,059 2,991
L2032561.UP.FTS.B , 12 .57% , 11/12/26 ... 6,344 6,200
FW2032979.UP.FTS.B , 12 .77% , 11/12/26 . 3,289 3,216
L2032884.UP.FTS.B , 12 .78% , 11/12/26 ... 3,391 3,315
FW2032727.UP.FTS.B , 12 .91% , 11/12/26 . 1,486 1,453
L2032885.UP.FTS.B , 12 .92% , 11/12/26 ... 1,976 1,933
FW2032278.UP.FTS.B , 13 .85% , 11/12/26 . 2,147 2,100
L2032226.UP.FTS.B , 14 .31% , 11/12/26 ... 10,440 10,210
L2031580.UP.FTS.B , 14 .88% , 11/12/26 ... 495 486
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2032373.UP.FTS.B , 14 .92% , 11/12/26 ... $ 4,597 $ 2,937
FW2032722.UP.FTS.B , 14 .98% , 11/12/26 . 2,702 2,648
FW2031845.UP.FTS.B , 15 .93% , 11/12/26 . 6,866 6,774
FW2032502.UP.FTS.B , 16 .77% , 11/12/26 . 3,586 3,508
L2033008.UP.FTS.B , 17 .14% , 11/12/26 ... 2,877 2,838
L2031479.UP.FTS.B , 17 .32% , 11/12/26 ... 7,003 6,910
L2030768.UP.FTS.B , 17 .71% , 11/12/26 ... 2,263 2,234
L2032284.UP.FTS.B , 17 .94% , 11/12/26 ... 2,279 2,233
L2032006.UP.FTS.B , 17 .99% , 11/12/26 ... 2,577 2,527
L2032849.UP.FTS.B , 19 .14% , 11/12/26 ... 5,531 5,462
L2030806.UP.FTS.B , 19 .55% , 11/12/26 ... 1,854 1,818
FW2032947.UP.FTS.B , 19 .59% , 11/12/26 . 11,664 11,416
L2032060.UP.FTS.B , 20 .25% , 11/12/26 ... 2,805 2,750
L2032456.UP.FTS.B , 20 .93% , 11/12/26 ... 704 690
L2032183.UP.FTS.B , 24 .12% , 11/12/26 ... 4,898 4,802
FW2031174.UP.FTS.B , 25 .25% , 11/12/26 . 4,705 4,616
L2032677.UP.FTS.B , 26 .71% , 11/12/26 ... 3,701 3,632
FW2032753.UP.FTS.B , 27 .55% , 11/12/26 . 708 695
FW2032946.UP.FTS.B , 27 .87% , 11/12/26 . 12,804 12,572
FW2032799.UP.FTS.B , 29 .91% , 11/12/26 . 1,254 1,232
FW2031644.UP.FTS.B , 30 .67% , 11/12/26 . 949 933
FW2031873.UP.FTS.B , 31 .05% , 11/12/26 . 652 47
FW2032325.UP.FTS.B , 31 .07% , 11/12/26 . 635 624
FW2032994.UP.FTS.B , 31 .15% , 11/12/26 . 2,310 163
FW2031715.UP.FTS.B , 31 .33% , 11/12/26 . 2,546 2,502
L2031623.UP.FTS.B , 9 .89% , 11/16/26 .... 13,998 13,639
FW2101958.UP.FTS.B , 6 .23% , 11/23/26 .. 15,049 14,540
L2102006.UP.FTS.B , 8 .84% , 11/23/26 .... 20,051 19,546
L2102059.UP.FTS.B , 12 .22% , 11/23/26 ... 8,896 8,710
L2101522.UP.FTS.B , 12 .34% , 11/23/26 ... 14,115 13,820
L2103822.UP.FTS.B , 12 .78% , 11/23/26 ... 2,120 2,075
L2102939.UP.FTS.B , 13 .35% , 11/23/26 ... 1,495 1,464
L2076017.UP.FTS.B , 13 .49% , 11/23/26 ... 1,499 1,470
L2095249.UP.FTS.B , 14 .31% , 11/23/26 ... 8,337 597
L2068146.UP.FTS.B , 16 .06% , 11/23/26 ... 2,576 2,548
L2102751.UP.FTS.B , 16 .5% , 11/23/26 .... 1,782 1,764
FW2101751.UP.FTS.B , 16 .63% , 11/23/26 . 9,956 1,512
L2050778.UP.FTS.B , 18 .01% , 11/23/26 ... 4,090 4,050
L2102051.UP.FTS.B , 19 .71% , 11/23/26 ... 2,608 2,565
FW2102941.UP.FTS.B , 20 .37% , 11/23/26 . 9,360 9,212
L2102313.UP.FTS.B , 20 .5% , 11/23/26 .... 690 679
L2102400.UP.FTS.B , 22 .64% , 11/23/26 ... 2,827 2,785
L2101750.UP.FTS.B , 24 .17% , 11/23/26 ... 3,639 3,585
FW2102727.UP.FTS.B , 24 .84% , 11/23/26 . 1,976 1,948
L2103842.UP.FTS.B , 25 .11% , 11/23/26 ... 1,982 1,953
L2101935.UP.FTS.B , 25 .31% , 11/23/26 ... 693 –
L2101880.UP.FTS.B , 25 .39% , 11/23/26 ... 1,561 1,538
L2103491.UP.FTS.B , 25 .4% , 11/23/26 .... 269 265
L2102028.UP.FTS.B , 25 .89% , 11/23/26 ... 2,999 2,958
FW2101678.UP.FTS.B , 26 .5% , 11/23/26 .. 1,795 1,771
FW2103284.UP.FTS.B , 27 .1% , 11/23/26 .. 1,944 1,918
FW2103786.UP.FTS.B , 31 .2% , 11/23/26 .. 740 731
FW2103069.UP.FTS.B , 31 .22% , 11/23/26 . 1,165 1,152
FW2031117.UP.FTS.B , 18 .34% , 11/27/26 . 4,602 4,512
L2250662.UP.FTS.B , 8 .88% , 12/14/26 .... 4,609 4,488
L2249279.UP.FTS.B , 9 .09% , 12/14/26 .... 2,192 1,366
L2251398.UP.FTS.B , 9 .28% , 12/14/26 .... 3,371 3,283

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2251249.UP.FTS.B , 10 .34% , 12/14/26 . $ 8,126 $ 7,931
L2248805.UP.FTS.B , 10 .51% , 12/14/26 ... 4,808 696
L2249903.UP.FTS.B , 11 .03% , 12/14/26 ... 1,295 1,264
L2250070.UP.FTS.B , 12 .15% , 12/14/26 ... 2,849 2,784
L2247235.UP.FTS.B , 13 .18% , 12/14/26 ... 1,778 1,736
L2250820.UP.FTS.B , 13 .59% , 12/14/26 ... 1,430 1,397
L2251440.UP.FTS.B , 16 .23% , 12/14/26 ... 665 163
L2249248.UP.FTS.B , 16 .43% , 12/14/26 ... 5,487 5,414
L2249629.UP.FTS.B , 17 .8% , 12/14/26 .... 2,951 2,887
FW2249113.UP.FTS.B , 18 .58% , 12/14/26 . 13,771 1,051
L2249412.UP.FTS.B , 19 .96% , 12/14/26 ... 976 964
L2248975.UP.FTS.B , 19 .98% , 12/14/26 ... 4,125 4,071
L2250558.UP.FTS.B , 20 .67% , 12/14/26 ... 4,108 2,720
L2251409.UP.FTS.B , 20 .71% , 12/14/26 ... 5,872 5,754
L2251393.UP.FTS.B , 20 .81% , 12/14/26 ... 2,378 2,329
L2249780.UP.FTS.B , 21 .14% , 12/14/26 ... 3,933 3,852
L2250707.UP.FTS.B , 21 .52% , 12/14/26 ... 2,979 2,941
L2249149.UP.FTS.B , 21 .87% , 12/14/26 ... 4,959 4,861
FW2248314.UP.FTS.B , 21 .92% , 12/14/26 . 1,737 1,702
L2249898.UP.FTS.B , 22 .33% , 12/14/26 ... 10,874 10,742
L2251333.UP.FTS.B , 22 .77% , 12/14/26 ... 7,842 7,687
L2249183.UP.FTS.B , 22 .87% , 12/14/26 ... 2,063 150
FW2251497.UP.FTS.B , 23 .11% , 12/14/26 . 2,329 2,285
L2250010.UP.FTS.B , 23 .56% , 12/14/26 ... 2,529 2,480
FW2248932.UP.FTS.B , 23 .62% , 12/14/26 . 1,004 753
L2249765.UP.FTS.B , 23 .67% , 12/14/26 ... 2,026 1,986
L2250334.UP.FTS.B , 24 .44% , 12/14/26 ... 4,444 4,358
L2250314.UP.FTS.B , 24 .91% , 12/14/26 ... 1,834 1,227
L2249782.UP.FTS.B , 24 .98% , 12/14/26 ... 2,158 2,117
L2248144.UP.FTS.B , 25 .08% , 12/14/26 ... 2,446 2,400
L2248450.UP.FTS.B , 25 .14% , 12/14/26 ... 3,666 175
L2249856.UP.FTS.B , 25 .32% , 12/14/26 ... 619 607
L2249823.UP.FTS.B , 25 .41% , 12/14/26 ... 2,079 2,054
L2251395.UP.FTS.B , 25 .45% , 12/14/26 ... 1,177 783
L2250992.UP.FTS.B , 25 .92% , 12/14/26 ... 5,211 5,113
FW2248550.UP.FTS.B , 26 .2% , 12/14/26 .. 2,377 1,591
L2249257.UP.FTS.B , 26 .38% , 12/14/26 ... 4,732 4,645
FW2249342.UP.FTS.B , 27 .92% , 12/14/26 . 2,310 2,267
FW2251120.UP.FTS.B , 28 .37% , 12/14/26 . 6,937 6,812
FW2249976.UP.FTS.B , 28 .77% , 12/14/26 . 832 817
FW2249951.UP.FTS.B , 30 .44% , 12/14/26 . 1,073 1,055
FW2249983.UP.FTS.B , 30 .63% , 12/14/26 . 1,047 1,029
FW2250251.UP.FTS.B , 30 .69% , 12/14/26 . 3,775 77
FW2249049.UP.FTS.B , 30 .95% , 12/14/26 . 3,503 3,443
FW2249041.UP.FTS.B , 31 .12% , 12/14/26 . 606 595
FW2250974.UP.FTS.B , 31 .12% , 12/14/26 . 1,829 1,798
FW2249653.UP.FTS.B , 31 .19% , 12/14/26 . 2,089 2,054
FW2251410.UP.FTS.B , 31 .25% , 12/14/26 . 2,759 705
L2141755.UP.FTS.B , 8 .51% , 12/15/26 .... 20,050 19,535
L2252339.UP.FTS.B , 8 .65% , 12/15/26 .... 10,437 10,163
L2252737.UP.FTS.B , 8 .71% , 12/15/26 .... 8,777 8,550
L2252298.UP.FTS.B , 8 .83% , 12/15/26 .... 813 797
L2252476.UP.FTS.B , 9 .18% , 12/15/26 .... 4,208 4,100
FW2253701.UP.FTS.B , 10 .99% , 12/15/26 . 5,579 5,450
L2253738.UP.FTS.B , 11 .28% , 12/15/26 ... 12,997 12,693
L2247794.UP.FTS.B , 12 .65% , 12/15/26 ... 1,986 1,940
L2253650.UP.FTS.B , 13 .61% , 12/15/26 ... 2,905 2,839
L2253384.UP.FTS.B , 13 .79% , 12/15/26 ... 5,800 1,322
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2252931.UP.FTS.B , 15 .49% , 12/15/26 ... $ 1,519 $ 1,499
L2252976.UP.FTS.B , 16 .75% , 12/15/26 ... 2,929 2,892
L2252199.UP.FTS.B , 17 .21% , 12/15/26 ... 4,901 667
L2253164.UP.FTS.B , 17 .76% , 12/15/26 ... 2,236 2,194
FW2251546.UP.FTS.B , 19 .76% , 12/15/26 . 7,259 7,118
L2252318.UP.FTS.B , 20 .43% , 12/15/26 ... 1,462 1,434
L2251727.UP.FTS.B , 20 .77% , 12/15/26 ... 1,228 1,204
L2253118.UP.FTS.B , 21 .32% , 12/15/26 ... 9,852 9,659
L2251670.UP.FTS.B , 22 .36% , 12/15/26 ... 2,585 1,717
L2252135.UP.FTS.B , 22 .59% , 12/15/26 ... 1,501 1,472
L2250541.UP.FTS.B , 24 .85% , 12/15/26 ... 1,584 1,054
L2252209.UP.FTS.B , 25 .21% , 12/15/26 ... 633 622
L2252447.UP.FTS.B , 25 .4% , 12/15/26 .... 620 609
FW2253392.UP.FTS.B , 25 .5% , 12/15/26 .. 3,872 2,556
FW2248936.UP.FTS.B , 26 .48% , 12/15/26 . 3,019 2,965
FW2252023.UP.FTS.B , 28 .67% , 12/15/26 . 2,461 2,420
FW2253234.UP.FTS.B , 28 .94% , 12/15/26 . 5,740 5,644
FW2252233.UP.FTS.B , 30 .05% , 12/15/26 . 1,358 1,336
FW2252687.UP.FTS.B , 30 .62% , 12/15/26 . 8,191 8,060
FW2253542.UP.FTS.B , 31 .19% , 12/15/26 . 1,078 721
L2251912.UP.FTS.B , 13 .91% , 12/19/26 ... 1,573 1,538
L2252296.UP.FTS.B , 8 .02% , 12/26/26 .... 6,214 6,050
L2251043.UP.FTS.B , 12 .11% , 12/28/26 ... 14,649 14,293
L2499407.UP.FTS.B , 5 .37% , 1/24/27 .... 20,763 20,016
L2499766.UP.FTS.B , 6 .26% , 1/24/27 .... 2,523 2,433
L2500086.UP.FTS.B , 7 .95% , 1/24/27 .... 5,019 4,893
L2497458.UP.FTS.B , 8 .44% , 1/24/27 .... 15,069 14,674
L2497353.UP.FTS.B , 9 .69% , 1/24/27 .... 5,715 5,566
L2500305.UP.FTS.B , 11 .35% , 1/24/27 .... 451 441
FW2499235.UP.FTS.B , 11 .45% , 1/24/27 .. 2,927 2,860
L2498623.UP.FTS.B , 12 .18% , 1/24/27 .... 1,119 152
FW2497574.UP.FTS.B , 12 .62% , 1/24/27 .. 16,855 3,838
L2497797.UP.FTS.B , 12 .7% , 1/24/27 .... 3,214 3,142
L2500282.UP.FTS.B , 13 .29% , 1/24/27 .... 5,171 705
L2498730.UP.FTS.B , 14 .35% , 1/24/27 .... 2,927 2,859
FW2499948.UP.FTS.B , 14 .6% , 1/24/27 ... 3,415 3,337
L2500513.UP.FTS.B , 14 .9% , 1/24/27 .... 9,444 9,238
L2494019.UP.FTS.B , 16 .44% , 1/24/27 .... 2,887 2,855
L2497377.UP.FTS.B , 16 .51% , 1/24/27 .... 2,650 2,620
L2500130.UP.FTS.B , 18 .16% , 1/24/27 .... 3,440 3,381
L2500098.UP.FTS.B , 18 .6% , 1/24/27 .... 3,706 3,667
L2497754.UP.FTS.B , 19 .19% , 1/24/27 .... 1,543 1,516
L2498546.UP.FTS.B , 19 .91% , 1/24/27 .... 3,428 3,367
L2497528.UP.FTS.B , 19 .93% , 1/24/27 .... 2,510 2,467
L2499090.UP.FTS.B , 20 .13% , 1/24/27 .... 3,019 2,967
FW2499205.UP.FTS.B , 20 .72% , 1/24/27 .. 3,177 3,124
L2499153.UP.FTS.B , 21 .13% , 1/24/27 .... 567 558
L2497527.UP.FTS.B , 21 .34% , 1/24/27 .... 2,551 2,510
FW2494038.UP.FTS.B , 22 .37% , 1/24/27 .. 2,065 2,031
FW2497553.UP.FTS.B , 23 .05% , 1/24/27 .. 8,935 8,797
L2500427.UP.FTS.B , 23 .85% , 1/24/27 .... 5,384 5,330
L2500298.UP.FTS.B , 25 .15% , 1/24/27 .... 852 838
L2500230.UP.FTS.B , 25 .4% , 1/24/27 .... 2,776 2,736
L2500426.UP.FTS.B , 25 .41% , 1/24/27 .... 694 684
L2497705.UP.FTS.B , 25 .44% , 1/24/27 .... 2,189 2,157
L2500467.UP.FTS.B , 25 .44% , 1/24/27 .... 993 253
L2500357.UP.FTS.B , 26 .3% , 1/24/27 .... 5,013 4,943
FW2498744.UP.FTS.B , 26 .78% , 1/24/27 .. 5,418 5,342

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2497724.UP.FTS.B , 27 .87% , 1/24/27 .... $ 3,148 $ 105
FW2498534.UP.FTS.B , 28 .67% , 1/24/27 .. 1,041 1,027
FW2498768.UP.FTS.B , 30 .06% , 1/24/27 .. 854 843
FW2499403.UP.FTS.B , 30 .76% , 1/24/27 .. 1,580 1,560
FW2497608.UP.FTS.B , 31 .43% , 1/24/27 .. 961 949
FW2497327.UP.FTS.B , 33 .75% , 1/24/27 .. 1,171 303
FW2502639.UP.FTS.B , 4 .89% , 1/25/27 ... 5,554 5,353
L2443263.UP.FTS.B , 6 .66% , 1/25/27 .... 3,595 3,467
L2501608.UP.FTS.B , 7 .8% , 1/25/27 ..... 8,596 8,294
L2501547.UP.FTS.B , 8 .21% , 1/25/27 .... 2,701 2,630
L2502319.UP.FTS.B , 8 .49% , 1/25/27 .... 18,162 17,685
L2502134.UP.FTS.B , 9 .38% , 1/25/27 .... 13,880 13,520
L2502174.UP.FTS.B , 9 .86% , 1/25/27 .... 7,444 542
FW2498378.UP.FTS.B , 11 .81% , 1/25/27 .. 13,611 13,304
L2501198.UP.FTS.B , 12 .05% , 1/25/27 .... 5,691 5,562
L2500626.UP.FTS.B , 12 .15% , 1/25/27 .... 1,964 1,923
FW2502179.UP.FTS.B , 12 .78% , 1/25/27 .. 919 899
L2501977.UP.FTS.B , 12 .89% , 1/25/27 .... 18,188 17,784
L2502247.UP.FTS.B , 13 .43% , 1/25/27 .... 1,854 1,812
L2503471.UP.FTS.B , 13 .93% , 1/25/27 .... 2,338 2,285
L2500808.UP.FTS.B , 14 .3% , 1/25/27 .... 3,468 3,392
L2501876.UP.FTS.B , 14 .91% , 1/25/27 .... 1,890 1,848
L2499095.UP.FTS.B , 16 .97% , 1/25/27 .... 1,453 1,438
L2501997.UP.FTS.B , 17 .77% , 1/25/27 .... 2,446 2,420
FW2501148.UP.FTS.B , 17 .78% , 1/25/27 .. 978 967
FW2501125.UP.FTS.B , 17 .82% , 1/25/27 .. 734 722
L2502439.UP.FTS.B , 18 .98% , 1/25/27 .... 3,381 3,324
L2500727.UP.FTS.B , 19 .88% , 1/25/27 .... 4,233 1,045
FW2501295.UP.FTS.B , 20 .14% , 1/25/27 .. 503 495
FW2500961.UP.FTS.B , 20 .28% , 1/25/27 .. 3,176 3,126
FW2501561.UP.FTS.B , 21 .33% , 1/25/27 .. 2,866 2,819
L2503424.UP.FTS.B , 21 .51% , 1/25/27 .... 5,010 4,927
L2502058.UP.FTS.B , 21 .83% , 1/25/27 .... 5,149 5,070
L2500977.UP.FTS.B , 22 .64% , 1/25/27 .... 3,748 3,689
FW2503468.UP.FTS.B , 24 .6% , 1/25/27 ... 1,779 1,753
FW2503375.UP.FTS.B , 24 .71% , 1/25/27 .. 1,629 1,606
FW2503209.UP.FTS.B , 25 .12% , 1/25/27 .. 3,667 3,615
L2500860.UP.FTS.B , 25 .49% , 1/25/27 .... 727 717
FW2501330.UP.FTS.B , 26 .47% , 1/25/27 .. 2,979 2,939
FW2502187.UP.FTS.B , 26 .63% , 1/25/27 .. 2,704 2,667
FW2501053.UP.FTS.B , 27 .35% , 1/25/27 .. 4,532 4,471
FW2502652.UP.FTS.B , 27 .68% , 1/25/27 .. 2,680 2,645
FW2503169.UP.FTS.B , 27 .77% , 1/25/27 .. 561 553
FW2501180.UP.FTS.B , 28 .56% , 1/25/27 .. 1,863 26
FW2500797.UP.FTS.B , 28 .58% , 1/25/27 .. 1,071 1,057
FW2502849.UP.FTS.B , 29 .19% , 1/25/27 .. 513 507
FW2503502.UP.FTS.B , 31 .01% , 1/25/27 .. 1,411 1,393
FW2501430.UP.FTS.B , 31 .03% , 1/25/27 .. 1,086 281
FW2502879.UP.FTS.B , 31 .04% , 1/25/27 .. 17,634 17,437
FW2500654.UP.FTS.B , 31 .21% , 1/25/27 .. 553 546
FW2502276.UP.FTS.B , 33 .54% , 1/25/27 .. 2,913 2,880
L2500341.UP.FTS.B , 18 .83% , 1/28/27 .... 1,287 1,263
FW2499482.UP.FTS.B , 28 .65% , 1/28/27 .. 9,383 9,255
FW2498422.UP.FTS.B , 31 .2% , 2/01/27 ... 590 582
FW2500954.UP.FTS.B , 23 .81% , 2/07/27 .. 4,379 4,315
L2500786.UP.FTS.B , 26 .35% , 2/09/27 .... 1,556 1,531
FW1729970.UP.FTS.B , 18 .27% , 2/17/27 .. 15,681 15,394
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1729858.UP.FTS.B , 25 .05% , 2/17/27 .... $ 14,427 $ 3,570
FW1729684.UP.FTS.B , 29 .1% , 2/17/27 ... 7,207 7,103
L1902477.UP.FTS.B , 13 .65% , 3/22/27 .... 5,165 5,039
L2031108.UP.FTS.B , 11 .34% , 4/12/27 .... 25,512 5,579
L2032268.UP.FTS.B , 15 .84% , 4/12/27 .... 9,223 9,101
L2032266.UP.FTS.B , 21 .24% , 4/12/27 .... 3,209 3,152
FW2032681.UP.FTS.B , 22 .41% , 4/12/27 .. 1,567 216
L2032337.UP.FTS.B , 26 .62% , 4/12/27 .... 5,776 3,672
FW2003411.UP.FTS.B , 27 .5% , 4/12/27 ... 4,442 4,359
L2972334.UP.FTS.B , 6 .17% , 4/19/27 .... 23,575 22,800
L2971979.UP.FTS.B , 6 .84% , 4/19/27 .... 12,747 12,331
L2971286.UP.FTS.B , 7 .38% , 4/19/27 .... 11,975 11,587
L2972081.UP.FTS.B , 7 .8% , 4/19/27 ..... 2,854 187
FW2972190.UP.FTS.B , 7 .92% , 4/19/27 ... 22,819 22,084
L2971527.UP.FTS.B , 13 .17% , 4/19/27 .... 5,405 5,293
L2967243.UP.FTS.B , 14 .24% , 4/19/27 .... 8,863 8,682
L2971759.UP.FTS.B , 16 .29% , 4/19/27 .... 4,076 4,036
L2971657.UP.FTS.B , 16 .32% , 4/19/27 .... 1,150 1,139
L2971854.UP.FTS.B , 16 .46% , 4/19/27 .... 1,628 1,612
FW2968818.UP.FTS.B , 17 .01% , 4/19/27 .. 10,228 744
L2972316.UP.FTS.B , 18 .63% , 4/19/27 .... 31,344 2,253
L2971776.UP.FTS.B , 19 .69% , 4/19/27 .... 3,661 3,627
L2972008.UP.FTS.B , 20 .74% , 4/19/27 .... 3,085 3,044
FW2971643.UP.FTS.B , 24 .95% , 4/19/27 .. 12,444 12,292
L2971841.UP.FTS.B , 25 .2% , 4/19/27 .... 836 826
L2030886.UP.FTS.B , 25 .5% , 4/19/27 .... 13,859 13,626
FW2972220.UP.FTS.B , 26 .42% , 4/19/27 .. 2,317 2,291
L2971662.UP.FTS.B , 26 .49% , 4/19/27 .... 596 588
FW2972102.UP.FTS.B , 26 .72% , 4/19/27 .. 1,927 1,905
FW2972305.UP.FTS.B , 27 .33% , 4/19/27 .. 3,596 3,558
L2100737.UP.FTS.B , 22 .28% , 4/23/27 .... 12,542 12,422
FW2102410.UP.FTS.B , 22 .44% , 5/07/27 .. 2,889 2,847
L2250389.UP.FTS.B , 13 .11% , 5/14/27 .... 11,526 6,898
FW2250025.UP.FTS.B , 13 .65% , 5/14/27 .. 4,190 180
L2247268.UP.FTS.B , 14 .22% , 5/14/27 .... 27,694 27,242
L2250559.UP.FTS.B , 14 .84% , 5/14/27 .... 3,764 3,666
L2248252.UP.FTS.B , 18 .48% , 5/14/27 .... 1,985 144
FW2249414.UP.FTS.B , 19 .5% , 5/14/27 ... 4,146 4,068
L2251037.UP.FTS.B , 19 .7% , 5/14/27 .... 1,086 1,070
FW2248500.UP.FTS.B , 23 .6% , 5/14/27 ... 1,806 1,152
L2252566.UP.FTS.B , 19 .55% , 5/15/27 .... 3,306 1,988
L2252234.UP.FTS.B , 21 .66% , 5/15/27 .... 2,813 390
FW2252591.UP.FTS.B , 31 .67% , 5/15/27 .. 5,633 5,582
L2250436.UP.FTS.B , 22 .79% , 5/27/27 .... 13,931 13,741
L2497350.UP.FTS.B , 13 .11% , 6/24/27 .... 5,547 5,401
FW2497520.UP.FTS.B , 17 .89% , 6/24/27 .. 3,741 3,693
L2497796.UP.FTS.B , 18 .8% , 6/24/27 .... 4,491 327
L2500224.UP.FTS.B , 25 .04% , 6/24/27 .... 3,694 3,647
FW2499989.UP.FTS.B , 28 .3% , 6/24/27 ... 5,828 1,392
L2472114.UP.FTS.B , 7 .63% , 6/25/27 ..... 12,241 885
L2501796.UP.FTS.B , 9 .36% , 6/25/27 .... 7,617 7,417
FW2502647.UP.FTS.B , 31 .05% , 6/25/27 .. 6,360 6,313
FW1729187.UP.FTS.B , 30 .3% , 7/17/27 ... 4,032 3,971
L1900981.UP.FTS.B , 20 .57% , 8/22/27 .... 2,137 138
FW2972075.UP.FTS.B , 9 .42% , 9/19/27 ... 21,336 12,303
L2971880.UP.FTS.B , 24% , 9/19/27 ...... 24,808 24,593
FW2249158.UP.FTS.B , 11 .8% , 10/28/27 .. 7,404 7,213

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2500185.UP.FTS.B , 30 .96% , 11/24/27 . $ 6,358 $ 6,268
L2498668.UP.FTS.B , 13 .66% , 11/25/27 ... 23,690 23,094
L2499062.UP.FTS.B , 17 .84% , 12/08/27 ... 944 365
L2971929.UP.FTS.B , 24 .66% , 2/19/28 .... 14,267 14,092
L1901406.UP.FTS.B , 27 .3% , 10/22/28 .... 3,853 3,848
FW2250011.UP.FTS.B , 27 .44% , 12/14/34 . 399 28
FW2503345.UP.FTS.B , 13 .6% , 1/25/35 ... 194 55
1,397,803
Total Marketplace Loans (Cost
$ 3,760,651 ) .......................
$3,250,228
a
The rate shown represents the yield at period end.

Franklin Universal Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $205,536,119
Cost - Non-controlled affiliates (Note 3 c ) ........................................................ 5,775,624
Value - Unaffiliated issuers .................................................................. $259,021,749
Value - Non-controlled affiliates (Note 3 c ) ....................................................... 5,775,624
Cash .................................................................................... 87,362
Receivables:
Investment securities sold ................................................................... 851,375
Dividends and interest ..................................................................... 3,238,624
Total assets .......................................................................... 268,974,734
Liabilities:
Payables:
Investment securities purchased .............................................................. 450,000
Credit facility (Note 7 ) ...................................................................... 60,000,000
Management fees ......................................................................... 165,341
Trustees' fees and expenses ................................................................. 418
Accrued interest (Note 7 ) ................................................................... 277,667
Accrued expenses and other liabilities ........................................................... 263,830
Total liabilities ......................................................................... 61,157,256
Net assets, at value ................................................................. $207,817,478
Net assets consist of:
Paid-in capital ............................................................................. $153,387,576
Total distributable earnings (losses) ............................................................. 54,429,902
Net assets, at value ................................................................. $207,817,478
Shares outstanding ......................................................................... 25,131,894
Net asset value per share
a
.................................................................... $8.27
a
Net asset value per share may not recalculate due to rounding.

Franklin Universal Trust
Financial Statements
Statement of Operations
for the six months ended February 28, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Universal Trust
Investment income:
Dividends: (net of foreign taxes of $7,761)
Unaffiliated issuers ........................................................................ $1,530,100
Non-controlled affiliates (Note 3 c ) ............................................................. 108,094
Interest:
Unaffiliated issuers ........................................................................ 5,963,101
Total investment income ................................................................... 7,601,295
Expenses:
Management fees (Note 3 a ) ................................................................... 1,004,840
Transfer agent fees ......................................................................... 22,690
Custodian fees ............................................................................. 1,102
Reports to shareholders fees .................................................................. 45,850
Professional fees ........................................................................... 91,882
Trustees' fees and expenses .................................................................. 1,366
Marketplace lending fees (Note 1 e ) ............................................................. 165,783
Interest expense (Not e 7) .................................................................... 1,794,917
Other .................................................................................... (34,202)
Total expenses ......................................................................... 3,094,228
Expenses waived/paid by affiliates (Note 3 c ) ................................................... (8,941)
Net expenses ......................................................................... 3,085,287
Net investment income ................................................................ 4,516,008
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 4,435,529
Foreign currency transactions ................................................................ 548
Net realized gain (loss) .................................................................. 4,436,077
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (918,423)
Translation of other assets and liabilities denominated in foreign currencies .............................. (885)
Net change in unrealized appreciation (depreciation) ............................................ (919,308)
Net realized and unrealized gain (loss) ............................................................ 3,516,769
Net increase (decrease) in net assets resulting from operations .......................................... $8,032,777

Franklin Universal Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Universal Trust
Six Months Ended
February 28, 2025
(unaudited)
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,516,008 $8,253,852
Net realized gain (loss) ................................................. 4,436,077 604,969
Net change in unrealized appreciation (depreciation) ........................... (919,308) 25,292,499
Net increase (decrease) in net assets resulting from operations ................ 8,032,777 34,151,320
Distributions to shareholders .............................................. (6,408,633) (7,460,217)
Distributions to shareholders from tax return of capital ........................... — (5,357,049)
Total distributions to shareholders .......................................... (6,408,633) (12,817,266)
Net increase (decrease) in net assets ................................... 1,624,144 21,334,054
Net assets:
Beginning of period ..................................................... 206,193,334 184,859,280
End of period .......................................................... $207,817,478 $206,193,334

Franklin Universal Trust
Financial Statements
Statement of Cash Flows
for the six months ended February 28, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Universal Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 7,241,260
Operating expenses paid ..................................................................... (1,266,258)
Interest expense paid ........................................................................ (1,824,667)
Realized gain on foreign currency transactions ..................................................... 548
Purchases of long-term investments ............................................................. (24,843,391)
Sales and maturities of long-term investments ..................................................... 28,746,611
Net purchases of short-term investments ......................................................... (1,612,908)
Cash provided - operating activities .......................................................... 6,441,195
Cash flow from financing activities:
Cash distributions to shareholders .............................................................. (6,408,633)
Cash used - financing activities ............................................................. (6,408,633)
Net increase (decrease) in cash ................................................................. 32,562
Cash at beginning of period ..................................................................... 54,800
Cash at end of period ......................................................................... $87,362
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the period ended February 28, 2025
Net increase (decrease) in net assets resulting from operating activities .................................... $ 8,032,777
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (106,322)
Reinvested dividends from non-controlled affiliates ............................................... (108,094)
Interest received in the form of securities ...................................................... (33,312)
Increase in dividends and interest receivable and other assets ...................................... (78,110)
Decrease in interest payable ............................................................... (29,750)
Increase in payable to affiliates, accrued expenses, and other liabilities ............................... 24,112
Increase in payable for investments purchased ................................................. 428,918
Increase in receivable for investments sold ..................................................... (851,375)
Increase in cost of investments ............................................................. (1,756,072)
Increase in unrealized appreciation on investments. .............................................. 918,423
Net cash provided by operating activities ........................................................... $6,441,195

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Universal Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
e. Marketplace Lending
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2025, there were an unlimited number of shares authorized ($0.01 par value). During the periods ended
February 28, 2025 and August 31, 2024, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the periods ended February 28, 2025 and August 31,
2024, there were no shares repurchased.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to Advisers of 0.75% per year of the average weekly managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2025, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
1. Organization and Significant Accounting Policies
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2024, the capital loss carryforwards were as follows:
At February 28, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2025, aggregated
$25,272,309 and $30,000,066, respectively.
6. Credit Risk and Defaulted Securities
At February 28, 2025, the Fund had 56.3% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.06% . $4,054,622 $25,526,085 $(23,805,083) $— $— $5,775,624 5,775,624 $108,094
Total Affiliated Securities ... $4,054,622 $25,526,085 $(23,805,083) $— $— $5,775,624 $108,094
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ 816,615
Cost of investments .......................................................................... $212,093,850
Unrealized appreciation ........................................................................ $65,910,384
Unrealized depreciation ........................................................................ (13,206,861)
Net unrealized appreciation (depreciation) .......................................................... $52,703,523
3. Transactions with Affiliates
(continued)
c. Investments in Affiliated Management Investment Companies
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
28, 2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Credit Facility
On September 15, 2023, the Fund entered into a senior secured margin loan and security agreement (Credit Facility) with
Bank of America, N.A. (BofA) pursuant to which the Fund borrowed the maximum commitment amount of $60 million for a
3-year term, which matures on September 14, 2026. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy.
Under the terms of the Credit Facility, the Fund pays interest on outstanding borrowings at a fixed rate of 5.95%. Collateral pledged by the Fund associated with outstanding borrowings is held in a segregated account with the Fund’s custodian and the securities are indicated in the Schedule of Investments.
At February 28, 2025, the Fund had outstanding borrowings of $60,000,000, which approximates fair value. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the period ended February 28, 2025, were $60,000,000 and 5.95%, respectively.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 52,394,705 $ — $ — $ 52,394,705
Metals & Mining ....................... 4,845,154 — — 4,845,154
Multi-Utilities .......................... 33,002,014 — — 33,002,014
Oil, Gas & Consumable Fuels ............. 2,982,015 210,048 — 3,192,063
Pharmaceuticals ....................... 327,486 — — 327,486
6. Credit Risk and Defaulted Securities
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Software ............................. $ — $ — $ 7,011 $ 7,011
Convertible Preferred Stocks ................ 179,640 — — 179,640
Preferred Stocks ......................... 506,550 — — 506,550
Warrants ............................... 17,643 — — 17,643
Corporate Bonds :
Aerospace & Defense ................... — 2,545,873 — 2,545,873
Automobile Components ................. — 4,845,670 — 4,845,670
Automobiles .......................... — 1,079,818 — 1,079,818
Biotechnology ......................... — 1,291,240 — 1,291,240
Broadline Retail ....................... — 712,681 — 712,681
Building Products ...................... — 5,097,801 — 5,097,801
Capital Markets ........................ — 1,503,654 — 1,503,654
Chemicals ........................... — 6,595,361 —
a
6,595,361
Commercial Services & Supplies ........... — 5,396,992 — 5,396,992
Communications Equipment .............. — 1,519,158 — 1,519,158
Construction & Engineering ............... — 386,575 — 386,575
Consumer Finance ..................... — 4,798,338 — 4,798,338
Consumer Staples Distribution & Retail ...... — 726,393 — 726,393
Containers & Packaging ................. — 4,035,261 — 4,035,261
Distributors ........................... — 1,245,798 — 1,245,798
Diversified Consumer Services ............ — 759,360 — 759,360
Diversified REITs ...................... — 2,298,886 — 2,298,886
Diversified Telecommunication Services ..... — 4,446,995 — 4,446,995
Electric Utilities ........................ — 3,683,474 — 3,683,474
Electrical Equipment .................... — 1,706,904 — 1,706,904
Electronic Equipment, Instruments &
Components ........................ — 774,050 — 774,050
Energy Equipment & Services ............. — 3,849,095 — 3,849,095
Entertainment ......................... — 834,386 — 834,386
Financial Services ...................... — 7,459,953 — 7,459,953
Food Products ........................ — 2,205,329 — 2,205,329
Ground Transportation .................. — 3,131,874 — 3,131,874
Health Care Equipment & Supplies ......... — 1,327,813 — 1,327,813
Health Care Providers & Services .......... — 5,677,921 — 5,677,921
Health Care REITs ..................... — 770,169 — 770,169
Hotel & Resort REITs ................... — 2,332,165 — 2,332,165
Hotels, Restaurants & Leisure ............. — 10,607,145 —
a
10,607,145
Household Durables .................... — 4,294,993 — 4,294,993
Household Products .................... — 374,930 — 374,930
Independent Power and Renewable Electricity
Producers .......................... — 2,585,930 — 2,585,930
Insurance ............................ — 3,442,178 — 3,442,178
Interactive Media & Services .............. — 354,600 — 354,600
IT Services ........................... — 2,759,674 — 2,759,674
Life Sciences Tools & Services ............ — 703,711 — 703,711
Machinery ............................ — 3,960,103 — 3,960,103
Media ............................... — 5,972,316 — 5,972,316
Metals & Mining ....................... — 4,475,160 — 4,475,160
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,397,830 — 1,397,830
Oil, Gas & Consumable Fuels ............. — 19,516,361 —
a
19,516,361
Paper & Forest Products ................. — 364,212 — 364,212
Passenger Airlines ..................... — 1,635,179 — 1,635,179
Personal Care Products ................. — 612,866 — 612,866
8. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At February 28, 2025, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Pharmaceuticals ....................... $ — $ 1,776,657 $ — $ 1,776,657
Real Estate Management & Development .... — 837,297 — 837,297
Software ............................. — 2,386,091 — 2,386,091
Specialized REITs ...................... — 1,012,931 — 1,012,931
Specialty Retail ........................ — 1,253,753 — 1,253,753
Textiles, Apparel & Luxury Goods .......... — 746,129 — 746,129
Trading Companies & Distributors .......... — 3,855,010 — 3,855,010
Wireless Telecommunication Services ....... — 2,833,751 844 2,834,595
Senior Floating Rate Interests ............... — 33,204 — 33,204
Marketplace Loans ....................... — — 3,250,228 3,250,228
Asset-Backed Securities ................... — 17,681 — 17,681
Municipal Bonds ......................... — 442,982 — 442,982
Escrows and Litigation Trusts ............... — 6,750 —
a
6,750
Short Term Investments ................... 5,775,624 — — 5,775,624
Total Investments in Securities ........... $100,030,831 $161,508,459 $3,258,083 $264,797,373
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Software .......... $ — $ 1,299,500 $ — $ — $ — $ — $ — $ (1,292,489) $ 7,011 $ (1,292,489)
Corporate Bonds :
Chemicals ........ — — — 3,851 — — — (3,851) —
d
(3,851)
Hotels, Restaurants &
Leisure ......... —
d
— — — — — — — —
d
—
Oil, Gas & Consumable
Fuels .......... —
d
— — — — — — — —
d
—
Wireless
Telecommunication
Services ........ 893 — (316) — — 283 292 (308) 844 97
Senior Floating Rate
Interests :
Media ........... — — (54,386) 65,533 — — 3,721 (14,868) —
d
(15,139)
Marketplace Loans :
Financial Services ... 5,201,571 23,697 (2,041,790) — — — (90,264) 157,014 3,250,228 (94,074)
Escrows and Litigation
Trusts :  —
d
—
d
(7,052) — — — 7,052 — —
d
—
Total Investments in
Securities ............ $5,202,464 $1,323,197 $(2,103,544) $69,384 $— $283 $(79,199) $(1,154,502) $3,258,083 $(1,405,456)
8. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of February 28, 2025, are as follows:
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services
...........
$3,250,228 Discounted cash flow Loss-adjusted
discount rate
0.8% - 14.0%
(7.6%)
Decrease
Projected loss rate 0.1% - 57.8%
(18.1%)
Decrease
All Other Investments
..........
7,855
c,d
Total $3,258,083
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
d
Includes financial instruments determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust

Franklin Universal Trust
Important Information to Shareholders

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Semiannual Report
Share Repurchase Program
The Fund’s Board previously authorized an open-market
share repurchase program, pursuant to which the Fund may
purchase Fund shares, from time to time, up to 10% of the
Fund’s common shares in open-market transactions, at the
discretion of management. This authorization remains in
effect.
Approval of Borrowing Arrangements
Effective as of September 15, 2023, the Fund is a party
to a committed, senior, secured line of credit (the “Credit
Facility”) with Bank of America, N.A. The Credit Facility has a maximum commitment of $60,000,000 and continues
for a three-year term, maturing on September 14, 2026.
Please See Note 7 for additional details. The purpose of the
Credit Facility Renewal is to retire and refinance the Fund’s outstanding $65 million in notes.
Portfolio Management Changes
Effective September 30, 2024, Patricia O'Connor was added
as a Portfolio Manager of the Fund.

Franklin Universal Trust
Annual Meeting of Shareholders: March 6, 2025 (unaudited)

franklintempleton.com
Semiannual Report
The Annual Meeting of Shareholders of Franklin Universal Trust (the “Fund”) was held at the Fund’s offices, 300 S.E. 2nd
Street, Fort Lauderdale, Florida, on March 6, 2025. The purpose of the meeting was to elect three Trustees of the Fund. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Gregory E. Johnson, J.
Michael Luttig and Valerie M. Williams.* No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
Election of three Trustees:
The Fund is not aware of broker non-votes received with respect to this item.
* Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, Rupert H. Johnson, Jr., and Larry D. Thompson are
Trustees of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.
Term Expiring 2028 For
% of
Outstanding
Shares
% of
Shares
Present Withheld
% of
Outstanding
Shares
% of
Shares
Present
Gregory E. Johnson 16,932,888 67.38% 95.40% 816,600 3.25% 4.60%
J. Michael Luttig 16,928,844 67.36% 95.38% 820,644 3.27% 4.62%
Valerie M. Williams 16,929,438 67.36% 95.38% 820,050 3.26% 4.62%

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Semiannual Report
The Fund’s Dividend Reinvestment and Cash Purchase Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. Equiniti Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street Station, New York, NY
10269-0560, acts as your Plan Agent in administering the Plan.
You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.
If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. Whenever the Fund declares a distribution from capital gains or an income dividend payable in either cash or shares, if the net asset value per share of the Fund’s common stock exceeds the market price per share on the valuation date, the Plan Agent shall apply the amount of such dividend or distribution payable to participants to the purchase of shares (less their pro rata share of brokerage commissions incurred with respect to open market purchases in connection with the reinvestment of such dividend or distribution). If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.
The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to Equiniti Trust Company, LLC and sent to Equiniti Trust Company, LLC, P.O. Box
922, Wall Street Station, New York, NY 10269-0560, Attn: Franklin Universal Trust.
Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund that are purchased in the open market.
The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. Under no circumstances will interest be paid on your funds held by the Plan Agent. Accordingly, you should send any voluntary cash payments you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.
There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.
The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.
The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.
As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.
You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.
If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if our nominee will participate in the Plan on your behalf.
The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.

Franklin Universal Trust
Shareholder Information

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Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FUT S 04/25
© 2025 Franklin Templeton Investments. All rights reserved.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Universal Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
www.equiniti.com

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANY.

N/A

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Universal Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

By:	/s/ Jeffery White
Jeffery White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 28, 2025